UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Semi-annual report for the six months ended April 30, 2015

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end). Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2015:

	Cumulative total returns	Average annual total returns
Class A shares	1 year	Lifetime (since 5/18/12)	Gross expense ratio	Net expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	–1.04%	14.18%	0.93%	0.83%
American Funds Growth PortfolioSM	1.83	16.06	0.85	0.75
American Funds Growth and Income PortfolioSM	0.40	12.05	0.79	0.69
American Funds Balanced PortfolioSM	0.84	10.79	0.82	0.72
American Funds Income PortfolioSM	–0.56	7.63	0.76	0.66

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	3.72	9.83	0.91	0.81

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–0.41	0.17	0.80	0.70
American Funds Tax-Exempt Preservation PortfolioSM	1.32	1.50	0.87	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series’ funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing a portion of other expenses in all share classes for Tax-Exempt Preservation Portfolio. In addition, the investment adviser has in the past reimbursed certain expenses for Preservation Portfolio. Investment results and net expense ratios shown reflect the waiver and/or reimbursements, without which the results would have been lower and the expenses would have been higher. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The waiver and reimbursements will remain in effect at least through December 31, 2015. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the series board.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Contents

1	Letter to investors
4	Investment portfolios
12	Financial statements
20	Notes to financial statements
41	Financial highlights

Fellow investors:

It’s our pleasure to present the semi-annual report for American Funds Portfolio Series for the six months ended April 30, 2015. Each fund in the series advanced, with returns ranging from 0.53% to 6.10%. Although we’re gratified that the results were positive, we ask investors to put them in context. Six months is a very limited time period; investors are best served by maintaining a long-term investment viewpoint.

About the series

The series offers eight funds of funds that are designed to help investors pursue real-life goals, both long- and short-term, within a framework of three common objectives: preservation, balance and growth. The funds can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon.

The series was created by our Portfolio Oversight Committee, a group of investment professionals with varied backgrounds, differing investment approaches and decades of experience. The Committee regularly monitors all Portfolio Series funds. They not only look at the funds’ returns, but also the constituent pieces of the portfolios and how they’ve interacted. In January, American Funds Global Balanced FundSM was added to American Funds Balanced PortfolioSM to help enhance diversification.

The economy

Most economic indicators in the U.S were favorable during the reporting period. The recovery continued at an uneven pace, weighed down by a number of issues, such as harsh winter weather, a strengthening dollar and low oil prices. The U.S. gross domestic product (GDP) moved up 2.2% in the fourth quarter of 2014, following a very brisk 5.0% increase in the prior three months. Estimated GDP declined 0.7% for the first quarter. Steady job growth over the period drove the unemployment rate down to 5.4% at the end of April. Inflation remained in check, with the Consumer Price Index, a key measure of inflation, declining 0.2% year-over-year as of April 30, 2015. World economies were mixed, with developed markets posting generally favorable results, thanks to ongoing support from central banks.

The stock market

U.S. stocks advanced for the six-month period, with Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of 500 widely held common stocks) gaining 4.39%. Results were particularly strong during the final quarter of 2014, as economic data and corporate earnings supported equity prices. International markets were generally positive, with the MSCI All Country World ex USA Index, a leading benchmark for developed markets outside North America,

American Funds Portfolio Series	1

advancing 5.56%* for the period. All of the indexes shown in this report are unmanaged and, therefore, have no sales charges or expenses. Investors cannot directly invest in an index.

The bond market

The Federal Reserve ended its quantitative easing program — a tool it had applied to help support the economy — in October. The Fed maintained its short-term federal funds interest rate target near zero, where it has been since December 2008. Fed Chair Janet Yellen stated that potential rate increases would be considered on a “meeting-by-meeting basis,” and indicated the Fed would take a balanced approach in raising rates, stating that even after the initial increase in the target funds rate, “our policy is likely to remain highly accommodative.” Amid uncertainty about the start date of increases, as well as the subsequent pace of any hikes, the overall bond market was up during the reporting period, with the Barclays U.S. Aggregate Index (a measure of the broad fixed-income investment-grade market of bonds rated BBB/Baa and above) posting a 2.06% return. While most areas of the bond market advanced, higher rated bonds led the way, with the Barclays U.S. Corporate Investment Grade Index increasing 2.35%.

How the series fared

All eight funds in the series posted positive results. The strongest returns were attained by those funds with a growth orientation, which benefitted from holding underlying funds with a growth focus, such as New Perspective Fund,® which invests in multinational companies based in both the United States and overseas. SMALLCAP World Fund® was additive, as stocks of smaller companies rallied. The funds in the series geared toward preservation posted slight gains as they worked toward their objective of maintaining the value of their assets.

The table on page 3 shows the lifetime results for the funds (since May 18, 2012). Please keep in mind that this less-than-three-year period is still a relatively brief investment time frame. As always, we encourage investors to have a long-term outlook, particularly since the funds in the series are designed as long-term investments.

Moving forward

The improving employment picture, benign inflation and opportunity for an accelerating growth rate in the second half of 2015 provide a favorable backdrop for continued investment. But after several years of solid gains, investors should temper expectations. We remain watchful of the pace of the U.S. recovery, and geopolitical risks in the Middle East.

As always, we take a long-term, research-driven approach to investing that has served clients for more than 80 years.

We thank you for your continued interest in the American Funds Portfolio Series and look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt
Vice Chairman of the Board

Walter R. Burkley

President

June 15, 2015

For current information about the series, visit americanfunds.com.

*	Results reflect dividends net of withholding taxes.

2	American Funds Portfolio Series

Results at a glance

For periods ended April 30, 2015, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	4.38%	7.27%	16.88%
MSCI All Country World Index (ACWI)*†	4.97	7.46	16.12
Lipper Global Funds Index	5.37	6.84	16.89

American Funds Growth Portfolio	6.10	10.79	18.71
Standard & Poor’s 500 Composite Index*	4.39	12.96	20.08
Lipper Growth Funds Index	5.07	13.47	20.28

American Funds Growth and Income Portfolio	2.98	7.71	14.75
Standard & Poor’s 500 Composite Index*	4.39	12.96	20.08
Lipper Growth and Income Funds Index	4.39	9.61	17.05

American Funds Balanced Portfolio	4.00	7.79	13.25
Standard & Poor’s 500 Composite Index*	4.39	12.96	20.08
Lipper Balanced Funds Index	3.43	7.50	12.00

American Funds Income Portfolio	2.55	5.65	10.06
Standard & Poor’s 500 Composite Index*	4.39	12.96	20.08
Lipper Income Funds Index	2.40	4.60	8.42

American Funds Tax-Advantaged Income Portfolio	2.51	7.05	11.18
Barclays Municipal Bond Index*	1.17	4.80	3.26
Lipper Income Funds Index	2.40	4.60	8.42

American Funds Preservation Portfolio	1.06	1.82	1.07
Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	1.27	2.28	1.41
Lipper Short-Intermediate Investment-Grade Debt Funds Index	1.03	1.91	2.01

American Funds Tax-Exempt Preservation Portfolio	0.53	2.72	2.24
Barclays Municipal Short-Intermediate 1–10 Years Index*	0.60	2.35	1.97
Lipper Intermediate Municipal Debt Funds Index	0.77	3.38	2.46

*	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.

American Funds Portfolio Series	3

American Funds Global Growth Portfolio	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth funds 70%
New Perspective Fund, Class R-6	10,922,792	$425,224
New World Fund, Inc., Class R-6	5,029,859	283,483
The New Economy Fund, Class R-6	7,355,549	283,483
		992,190

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	8,816,593	425,224

Total investment securities 100% (cost: $1,315,312,000)		1,417,414
Other assets less liabilities 0%		(533)

Net assets 100%		$1,416,881

See Notes to Financial Statements

4	American Funds Portfolio Series

American Funds Growth Portfolio	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth funds 70%
AMCAP Fund, Class R-6	28,234,823	$825,586
EuroPacific Growth Fund, Class R-6	13,414,101	688,009
SMALLCAP World Fund, Inc., Class R-6	8,423,005	412,728
		1,926,323

Growth-and-income funds 30%
Fundamental Investors, Class R-6	15,510,145	826,070

Total investment securities 100% (cost: $2,525,324,000)		2,752,393
Other assets less liabilities 0%		(1,053)

Net assets 100%		$2,751,340

See Notes to Financial Statements

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth funds 20%
The Growth Fund of America, Class R-6	20,021,357	$898,558

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	18,630,697	898,559
The Investment Company of America, Class R-6	23,837,736	898,444
		1,797,003

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	18,433,761	1,125,750

Fixed income funds 15%
Capital World Bond Fund, Class R-6	34,313,726	682,500

Total investment securities 100% (cost: $4,201,207,000)		4,503,811
Other assets less liabilities 0%		(1,710)

Net assets 100%		$4,502,101

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at (000)
Capital World Bond Fund, Class R-6	26,617,004	7,696,722	—	34,313,726	$11,760	$682,500

See Notes to Financial Statements

6	American Funds Portfolio Series

American Funds Balanced Portfolio	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth funds 20%
New Perspective Fund, Class R-6	17,805,890	$693,183

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	7,177,918	346,191
Washington Mutual Investors Fund, Class R-6	8,392,508	346,191
		692,382

Equity-income and Balanced funds 40%
American Balanced Fund, Class R-6	27,692,748	693,150
American Funds Global Balanced Fund, Class R-6	22,413,039	693,235
		1,386,385

Fixed income funds 20%
The Bond Fund of America, Class R-6	54,022,705	697,973

Total investment securities 100% (cost: $3,207,018,000)		3,469,923
Other assets less liabilities 0%		(1,403)

Net assets 100%		$3,468,520

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at (000)
American Funds Global Balanced Fund, Class R-6	—	22,413,039	—	22,413,039	$2,263	$693,235

See Notes to Financial Statements

American Funds Portfolio Series	7

American Funds Income Portfolio	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	15,634,653	$585,205

Equity-income and Balanced funds 40%
Capital Income Builder, Class R-6	9,582,289	585,191
The Income Fund of America, Class R-6	26,660,823	585,205
		1,170,396

Fixed income funds 40%
American High-Income Trust, Class R-6	53,982,792	590,032
U.S. Government Securities Fund, Class R-6	41,363,386	587,360
		1,177,392

Total investment securities 100% (cost: $2,769,100,000)		2,932,993
Other assets less liabilities 0%		(1,244)

Net assets 100%		$2,931,749

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at (000)
U.S. Government Securities Fund, Class R-6	34,598,326	6,765,060	—	41,363,386	$3,291	$587,360

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	3,530,096	$170,257
Washington Mutual Investors Fund, Class R-6	4,127,838	170,273
		340,530

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	11,024,587	171,543
The Tax-Exempt Bond Fund of America, Class R-6	13,146,370	171,560
		343,103

Total investment securities 100% (cost: $641,586,000)		683,633
Other assets less liabilities 0%		(219)

Net assets 100%		$683,414

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Preservation Portfolio	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	21,609,427	$294,536
Short-Term Bond Fund of America, Class R-6	29,394,859	294,537
The Bond Fund of America, Class R-6	11,398,471	147,268
		736,341

Total investment securities 100% (cost: $736,145,000)		736,341
Other assets less liabilities 0%		(342)

Net assets 100%		$735,999

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at (000)
Short-Term Bond Fund of America, Class R-6	26,145,563	3,631,603	382,307	29,394,859	$1,304	$294,536

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	11,345,110	$181,522
The Tax-Exempt Bond Fund of America, Class R-6	5,961,306	77,795
		259,317

Total investment securities 100% (cost: $261,386,000)		259,317
Other assets less liabilities 0%		(85)

Net assets 100%		$259,232

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	9,396,458	2,379,771	431,119	11,345,110	$2,183	$181,522

See Notes to Financial Statements

American Funds Portfolio Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2015

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,417,414	$2,752,393	$3,821,311
Affiliated issuers	—	—	682,500
Receivables for:
Sales of fund’s shares	3,310	5,779	6,780
Dividends	—	—	—
Total assets	1,420,724	2,758,172	4,510,591
Liabilities:
Payables for:
Purchases of investments	2,454	4,242	4,678
Repurchases of fund’s shares	855	1,558	2,097
Services provided by related parties	519	1,004	1,681
Trustees’ deferred compensation	2	3	5
Other	13	25	29
Total liabilities	3,843	6,832	8,490
Net assets at April 30, 2015	$1,416,881	$2,751,340	$4,502,101

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,265,028	$2,410,966	$4,066,296
(Distributions in excess of) undistributed net investment income	(328)	(1,186)	(9,645)
Undistributed (accumulated) net realized gain (loss)	50,079	114,491	142,846
Net unrealized appreciation (depreciation)	102,102	227,069	302,604
Net assets at April 30, 2015	$1,416,881	$2,751,340	$4,502,101

Investment securities, at cost:
Unaffiliated issuers	$1,315,312	$2,525,324	$3,496,595
Affiliated issuers	—	—	704,612

See Notes to Financial Statements

12	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$2,776,688	$2,345,633	$683,633	$441,805	$77,795
693,235	587,360	—	294,536	181,522
4,463	6,192	881	1,447	218
1,318	3,682	1,068	966	608
3,475,704	2,942,867	685,582	738,754	260,143

4,435	9,068	1,826	2,034	782
1,352	829	124	370	44
1,373	1,209	217	344	85
4	3	1	1	—
20	9	—	6	—
7,184	11,118	2,168	2,755	911
$3,468,520	$2,931,749	$683,414	$735,999	$259,232

$3,110,352	$2,747,470	$633,344	$737,005	$263,674
1,432	3,570	1,919	(30)	202
93,831	16,816	6,104	(1,172)	(2,575)
262,905	163,893	42,047	196	(2,069)
$3,468,520	$2,931,749	$683,414	$735,999	$259,232

$2,523,349	$2,187,402	$641,586	$440,971	$77,456
683,669	581,698	—	295,174	183,930

American Funds Portfolio Series	13

Statements of assets and liabilities

at April 30, 2015

		Global Growth	Growth	Growth and Income
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$880,523	$1,754,155	$3,096,532
	Shares outstanding	58,359	111,016	223,932
	Net asset value per share	$15.09	$15.80	$13.83
Class B:	Net assets	$1,986	$4,877	$8,390
	Shares outstanding	132	311	608
	Net asset value per share	$15.00	$15.67	$13.79
Class C:	Net assets	$175,013	$366,090	$643,070
	Shares outstanding	11,729	23,438	46,737
	Net asset value per share	$14.92	$15.62	$13.76
Class F-1:	Net assets	$53,645	$53,399	$76,325
	Shares outstanding	3,555	3,382	5,520
	Net asset value per share	$15.09	$15.79	$13.83
Class F-2:	Net assets	$41,404	$71,797	$107,932
	Shares outstanding	2,737	4,531	7,796
	Net asset value per share	$15.13	$15.85	$13.84
Class 529-A:	Net assets	$113,808	$242,641	$261,862
	Shares outstanding	7,550	15,366	18,944
	Net asset value per share	$15.07	$15.79	$13.82
Class 529-B:	Net assets	$515	$1,114	$1,285
	Shares outstanding	34	71	93
	Net asset value per share	$14.98	$15.65	$13.80
Class 529-C:	Net assets	$49,602	$86,535	$108,102
	Shares outstanding	3,328	5,538	7,853
	Net asset value per share	$14.90	$15.63	$13.77
Class 529-E:	Net assets	$4,843	$13,398	$13,401
	Shares outstanding	322	852	971
	Net asset value per share	$15.02	$15.72	$13.80
Class 529-F-1:	Net assets	$5,539	$16,085	$18,382
	Shares outstanding	367	1,017	1,328
	Net asset value per share	$15.11	$15.82	$13.84
Class R-1:	Net assets	$2,170	$6,471	$8,133
	Shares outstanding	145	413	591
	Net asset value per share	$14.95	$15.67	$13.77
Class R-2:	Net assets	$27,143	$49,171	$54,226
	Shares outstanding	1,821	3,146	3,942
	Net asset value per share	$14.91	$15.63	$13.76
Class R-2E:	Net assets	$10	$17	$10
	Shares outstanding	1	1	1
	Net asset value per share	$15.07	$15.78	$13.83
Class R-3:	Net assets	$16,020	$30,334	$34,499
	Shares outstanding	1,067	1,928	2,501
	Net asset value per share	$15.02	$15.74	$13.79
Class R-4:	Net assets	$6,617	$14,572	$29,469
	Shares outstanding	439	923	2,131
	Net asset value per share	$15.08	$15.79	$13.83
Class R-5:	Net assets	$2,210	$3,113	$2,200
	Shares outstanding	145	196	159
	Net asset value per share	$15.19	$15.90	$13.87
Class R-6:	Net assets	$35,833	$37,571	$38,283
	Shares outstanding	2,357	2,368	2,765
	Net asset value per share	$15.21	$15.86	$13.85

See Notes to Financial Statements

14	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$2,238,198	$2,103,381	$552,031	$488,644	$192,927
164,013	174,705	43,737	48,837	19,422
$13.65	$12.04	$12.62	$10.01	$9.93
$5,742	$5,108	$263	$1,262	$61
422	425	21	126	6
$13.61	$12.01	$12.61	$10.01	$9.94
$548,662	$479,057	$82,582	$105,662	$46,018
40,406	39,973	6,574	10,574	4,639
$13.58	$11.98	$12.56	$9.99	$9.92
$74,902	$70,746	$19,329	$10,785	$4,452
5,489	5,874	1,532	1,078	448
$13.65	$12.04	$12.62	$10.01	$9.94
$87,059	$75,819	$29,209	$14,511	$15,774
6,372	6,290	2,312	1,450	1,588
$13.66	$12.05	$12.63	$10.01	$9.93
$171,046	$68,862		$48,152
12,537	5,721		4,814
$13.64	$12.04		$10.00
$801	$521		$404
59	43		40
$13.62	$12.02		$10.01
$86,578	$44,795		$23,860
6,371	3,737		2,387
$13.59	$11.99		$10.00
$7,066	$5,994		$2,589
518	499		259
$13.63	$12.02		$10.00
$14,569	$6,014		$8,228
1,067	499		822
$13.66	$12.05		$10.00
$9,379	$1,864		$1,212
690	156		121
$13.59	$11.99		$10.00
$48,357	$19,696		$10,492
3,560	1,642		1,051
$13.59	$11.99		$9.99
$10	$10		$10
1	1		1
$13.64	$12.04		$10.01
$51,279	$16,078		$9,798
3,765	1,337		980
$13.62	$12.02		$10.00
$44,753	$17,036		$4,185
3,279	1,415		418
$13.65	$12.04		$10.01
$9,221	$2,695		$475
675	223		48
$13.67	$12.06		$10.01
$70,898	$14,073		$5,730
5,188	1,167		572
$13.67	$12.06		$10.01

American Funds Portfolio Series	15

Statements of operations

for the six months ended April 30, 2015

	Global Growth		Growth	Growth and Income
	Portfolio		Portfolio	Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$12,579		$19,348	$40,815
Affiliated issuers	—		—	11,760
	12,579		19,348	52,575
Fees and expenses*:
Investment advisory services	625		1,180	2,009
Distribution services	2,078		4,031	6,972
Transfer agent services	566		1,045	1,789
Reports to shareholders	27		48	79
Registration statement and prospectus	242		356	466
Trustees’ compensation	4		8	13
Auditing and legal	—	†	1	2
Custodian	5		5	5
State and local taxes	—	†	1	—
Other	74		144	174
Total fees and expenses before reimbursements/waivers	3,621		6,819	11,509
Less reimbursements/waivers of fees and expenses:
Investment advisory services	625		1,180	2,009
Other	—		—	—
Total fees and expenses after reimbursements/waivers	2,996		5,639	9,500
Net investment income	9,583		13,709	43,075

Net realized gain and unrealized (depreciation) appreciation on investments:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(45)		—	—
Affiliated issuers	—		—	—
Capital gain distributions received	50,235		114,730	143,096
Net realized gain on investments	50,190		114,730	143,096
Net unrealized (depreciation) appreciation on investments	(5,029)		14,427	(65,732)
Net realized gain and unrealized (depreciation) appreciation on investments	45,161		129,157	77,364

Net increase in net assets resulting from operations	$54,744		$142,866	$120,439

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$29,547	$48,065	$9,261	$3,297	$1,241
2,263	3,291	—	1,304	2,183
31,810	51,356	9,261	4,601	3,424

1,533	1,326	294	340	119
5,585	4,832	1,087	1,421	486
1,366	1,176	253	316	105
60	51	11	14	5
366	339	154	192	82
10	8	2	2	1
2	2	—	—	—
5	5	5	5	5
—	—	—	5	—
122	60	2	37	1
9,049	7,799	1,808	2,332	804
1,533	1,326	294	340	119
—	—	—	—	23
7,516	6,473	1,514	1,992	662
24,294	44,883	7,747	2,609	2,762

(3,022)	17,033	6,495	182	29
—	—	—	(11)	(13)
97,081	—	—	—	—
94,059	17,033	6,495	171	16
1,273	4,327	(229)	3,386	(1,621)
95,332	21,360	6,266	3,557	(1,605)

$119,626	$66,243	$14,013	$6,166	$1,157

American Funds Portfolio Series	17

Statements of changes in net assets

	Global Growth		Growth		Growth and Income
	Portfolio		Portfolio		Portfolio
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2015*	2014	2015*	2014	2015*	2014
Operations:
Net investment income	$9,583	$7,377	$13,709	$5,054	$43,075	$54,675
Net realized gain (loss) on investments	50,190	18,686	114,730	54,686	143,096	54,900
Net unrealized (depreciation) appreciation on investments	(5,029)	32,399	14,427	79,139	(65,732)	170,545
Net increase in net assets resulting from operations	54,744	58,462	142,866	138,879	120,439	280,120

Dividends and distributions paid to shareholders:
Dividends from net investment income	(10,086)	(6,949)	(14,893)	(5,546)	(52,717)	(55,311)
Distributions from net realized gain on investments	(18,252)	(676)	(51,425)	(3,125)	(51,739)	(2,049)
Total dividends and distributions paid to shareholders	(28,338)	(7,625)	(66,318)	(8,671)	(104,456)	(57,360)

Net capital share transactions	235,270	516,928	592,863	958,321	826,824	1,468,849

Total increase in net assets	261,676	567,765	669,411	1,088,529	842,807	1,691,609

Net assets:
Beginning of period	1,155,205	587,440	2,081,929	993,400	3,659,294	1,967,685
End of period	$1,416,881	$1,155,205	$2,751,340	$2,081,929	$4,502,101	$3,659,294
(Distributions in excess of) undistributed net investment income	$(328)	$175	$(1,186)	$(2)	$(9,645)	$(3)

*	Unaudited.

See Notes to Financial Statements

18	American Funds Portfolio Series

(dollars in thousands)

Balanced		Income		Tax-Advantaged Income		Preservation		Tax-Exempt Preservation
Portfolio		Portfolio		Portfolio		Portfolio		Portfolio
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2015*	2014	2015*	2014	2015*	2014	2015*	2014	2015*	2014

$24,294	$32,219	$44,883	$58,985	$7,747	$10,245	$2,609	$4,677	$2,762	$4,478
94,059	20,538	17,033	9,251	6,495	1,138	171	(419)	16	(825)
1,273	120,541	4,327	77,104	(229)	26,975	3,386	2,556	(1,621)	4,001
119,626	173,298	66,243	145,340	14,013	38,358	6,166	6,814	1,157	7,654

(23,534)	(32,444)	(43,791)	(58,769)	(6,503)	(10,112)	(2,712)	(4,684)	(2,617)	(4,476)
(18,862)	—	(8,168)	(832)	(1,238)	—	—	—	—	—
(42,396)	(32,444)	(51,959)	(59,601)	(7,741)	(10,112)	(2,712)	(4,684)	(2,617)	(4,476)

636,045	1,098,483	478,985	880,476	170,188	214,424	78,571	162,427	44,209	38,796

713,275	1,239,337	493,269	966,215	176,460	242,670	82,025	164,557	42,749	41,974

2,755,245	1,515,908	2,438,480	1,472,265	506,954	264,284	653,974	489,417	216,483	174,509
$3,468,520	$2,755,245	$2,931,749	$2,438,480	$683,414	$506,954	$735,999	$653,974	$259,232	$216,483

$1,432	$672	$3,570	$2,478	$1,919	$675	$(30)	$73	$202	$57

American Funds Portfolio Series	19

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with the preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the funds are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

20	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 41 to 61.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2015, all of the investment securities held by each fund were classified as Level 1.

American Funds Portfolio Series	21

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger

22	American Funds Portfolio Series

companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	23

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended April 30, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

						Tax-
	Global		Growth and			Advantaged		Tax-Exempt
	Growth	Growth	Income	Balanced	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$176	$—	$—	$675	$2,479	$269	$75	$—
Undistributed tax-exempt income	—	—	—	—	—	406	—	57
Undistributed long-term capital gain	18,285	51,378	51,582	18,765	8,055	1,250	—	—
Capital loss carryforward*	—	—	—	—	—	—	(14)	(1,563)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

						Tax-
	Global		Growth and			Advantaged		Tax-Exempt
	Growth	Growth	Income	Balanced	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Gross unrealized appreciation on investment securities	$103,867	$226,877	$324,624	$261,555	$180,583	$41,644	$816	$—
Gross unrealized depreciation on investment securities	(1,964)	—	(22,112)	—	(16,794)	—	(1,964)	(3,083)
Net unrealized appreciation (depreciation) on investment securities	101,903	226,877	302,512	261,555	163,789	41,644	(1,148)	(3,083)
Cost of investment securities	1,315,511	2,525,516	4,201,299	3,208,368	2,769,204	641,989	737,489	262,400

24	American Funds Portfolio Series

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$7,104		$11,347		$18,451		$4,658	$429	$5,087
Class B	1		34		35		10	2	12
Class C	434		2,133		2,567		509	74	583
Class F-1	374		647		1,021		285	26	311
Class F-2	470		645		1,115		276	22	298
Class 529-A	884		1,497		2,381		576	54	630
Class 529-B	—		8		8		3	1	4
Class 529-C	131		669		800		114	19	133
Class 529-E	29		61		90		16	2	18
Class 529-F-1	49		69		118		17	1	18
Class R-1	5		25		30		6	1	7
Class R-2	72		324		396		68	9	77
Class R-2E1	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	85		200		285		69	8	77
Class R-4	54		84		138		20	2	22
Class R-5	11		19		30		264	21	285
Class R-6	383		490		873		58	5	63
Total	$10,086		$18,252		$28,338		$6,949	$676	$7,625

Growth Portfolio

	Six months ended April 30, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$11,240		$33,060		$44,300		$4,140	$2,016	$6,156
Class B	—		122		122		—	14	14
Class C	515		6,533		7,048		191	358	549
Class F-1	309		981		1,290		122	62	184
Class F-2	557		1,394		1,951		230	94	324
Class 529-A	1,442		4,557		5,999		551	285	836
Class 529-B	—		27		27		—	3	3
Class 529-C	48		1,635		1,683		2	107	109
Class 529-E	60		273		333		20	15	35
Class 529-F-1	96		252		348		34	15	49
Class R-1	5		113		118		—	7	7
Class R-2	56		868		924		30	45	75
Class R-2E1	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	118		536		654		31	28	59
Class R-4	61		179		240		15	7	22
Class R-5	10		33		43		147	57	204
Class R-6	376		862		1,238		33	12	45
Total	$14,893		$51,425		$66,318		$5,546	$3,125	$8,671

See page 28 for footnotes.

American Funds Portfolio Series	25

Growth and Income Portfolio

	Six months ended April 30, 2015						Year ended October 31, 2014
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$38,414		$36,062		$74,476		$41,550		$1,445	$42,995
Class B	92		132		224		136		9	145
Class C	5,715		7,097		12,812		4,938		254	5,192
Class F-1	950		916		1,866		983		34	1,017
Class F-2	1,302		1,102		2,404		1,140		34	1,174
Class 529-A	3,178		3,067		6,245		3,587		134	3,721
Class 529-B	13		19		32		18		1	19
Class 529-C	970		1,299		2,269		947		57	1,004
Class 529-E	142		148		290		159		7	166
Class 529-F-1	249		228		477		293		10	303
Class R-1	74		94		168		73		4	77
Class R-2	457		552		1,009		376		20	396
Class R-2E1	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Class R-3	384		408		792		351		14	365
Class R-4	229		153		382		146		5	151
Class R-5	26		20		46		289		19	308
Class R-6	522		442		964		325		2	327
Total	$52,717		$51,739		$104,456		$55,311		$2,049	$57,360

Balanced Portfolio

	Six months ended April 30, 2015						Year ended October 31, 2014
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$16,670		$12,343		$29,013		$23,394		$—	$23,394
Class B	29		43		72		66		—	66
Class C	2,351		2,895		5,246		2,850		—	2,850
Class F-1	556		420		976		876		—	876
Class F-2	704		453		1,157		814		—	814
Class 529-A	1,239		959		2,198		1,831		—	1,831
Class 529-B	3		6		9		8		—	8
Class 529-C	357		503		860		507		—	507
Class 529-E	42		36		78		55		—	55
Class 529-F-1	117		81		198		200		—	200
Class R-1	38		46		84		52		—	52
Class R-2	203		247		450		223		—	223
Class R-2E1	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Class R-3	306		258		564		343		—	343
Class R-4	326		244		570		530		—	530
Class R-5	86		57		143		240		—	240
Class R-6	507		271		778		455		—	455
Total	$23,534		$18,862		$42,396		$32,444		$—	$32,444

26	American Funds Portfolio Series

Income Portfolio

	Six months ended April 30, 2015			Year ended October 31, 2014
			Total					Total
			dividends and					dividends and
	Ordinary	Long-term	distributions	Ordinary		Long-term		distributions
Share class	income	capital gains	paid	income		capital gains		paid
Class A	$32,754	$5,900	$38,654	$44,418		$603		$45,021
Class B	75	19	94	148		3		151
Class C	5,858	1,301	7,159	7,219		123		7,342
Class F-1	1,120	205	1,325	1,627		24		1,651
Class F-2	1,217	205	1,422	1,490		19		1,509
Class 529-A	1,078	200	1,278	1,559		22		1,581
Class 529-B	7	2	9	17		—	[2]	17
Class 529-C	549	130	679	818		16		834
Class 529-E	83	16	99	105		1		106
Class 529-F-1	93	16	109	114		1		115
Class R-1	24	5	29	28		1		29
Class R-2	237	52	289	297		5		302
Class R-2E1	—	—	—	—	[2]	—		—	[2]
Class R-3	211	40	251	269		4		273
Class R-4	209	33	242	234		4		238
Class R-5	40	7	47	198		5		203
Class R-6	236	37	273	228		1		229
Total	$43,791	$8,168	$51,959	$58,769		$832		$59,601

Tax-Advantaged Income Portfolio

	Six months ended April 30, 2015			Year ended October 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income[3]	capital gains	paid	income[3]	capital gains	paid
Class A	$5,447	$1,011	$6,458	$8,495	$—	$8,495
Class B	2	—	2	7	—	7
Class C	581	148	729	924	—	924
Class F-1	187	34	221	379	—	379
Class F-2	286	45	331	307	—	307
Total	$6,503	$1,238	$7,741	$10,112	$—	$10,112

See page 28 for footnotes.

American Funds Portfolio Series	27

Preservation Portfolio

	Six months ended April 30, 2015			Year ended October 31, 2014
			Total				Total
			dividends and				dividends and
	Ordinary	Long-term	distributions	Ordinary		Long-term	distributions
Share class	income	capital gains	paid	income		capital gains	paid
Class A	$2,095	$—	$2,095	$3,681		$—	$3,681
Class B	1	—	1	5		—	5
Class C	124	—	124	202		—	202
Class F-1	45	—	45	66		—	66
Class F-2	78	—	78	98		—	98
Class 529-A	199	—	199	360		—	360
Class 529-B	—	—	—	1		—	1
Class 529-C	21	—	21	36		—	36
Class 529-E	8	—	8	16		—	16
Class 529-F-1	42	—	42	75		—	75
Class R-1	1	—	1	1		—	1
Class R-2	13	—	13	14		—	14
Class R-2E1	—	—	—	—	[2]	—	—	[2]
Class R-3	29	—	29	37		—	37
Class R-4	17	—	17	24		—	24
Class R-5	2	—	2	35		—	35
Class R-6	37	—	37	33		—	33
Total	$2,712	$—	$2,712	$4,684		$—	$4,684

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2015			Year ended October 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income[3]	capital gains	paid	income[3]	capital gains	paid
Class A	$2,028	$—	$2,028	$3,417	$—	$3,417
Class B	1	—	1	1	—	1
Class C	355	—	355	711	—	711
Class F-1	49	—	49	108	—	108
Class F-2	184	—	184	239	—	239
Total	$2,617	$—	$2,617	$4,476	$—	$4,476

[1]	Class R-2E shares were offered beginning August 29, 2014.
[2]	Amount less than one thousand.
[3]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 41 to 61.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of Tax-Exempt Preservation Portfolio during its startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

28	American Funds Portfolio Series

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2015, unreim-bursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	115	Not applicable
Preservation Portfolio	—	—
Tax-Exempt Preservation Portfolio	441	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — For funds with 529 share classes, each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. Virginia529 is not considered a related party to the series.

American Funds Portfolio Series	29

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2015, were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services		Transfer agent services		529 plan services
Class A	$799		$335		Not applicable
Class B	11		1		Not applicable
Class C	737		63		Not applicable
Class F-1	56		23		Not applicable
Class F-2	Not applicable		24		Not applicable
Class 529-A	102		44		$46
Class 529-B	2		—		—	*
Class 529-C	224		19		20
Class 529-E	11		1		2
Class 529-F-1	—		2		2
Class R-1	9		1		Not applicable
Class R-2	85		39		Not applicable
Class R-2E	—	*	—	*	Not applicable
Class R-3	35		11		Not applicable
Class R-4	7		2		Not applicable
Class R-5	Not applicable		—		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$2,078		$566		$70

Growth Portfolio
Share class	Distribution services		Transfer agent services		529 plan services
Class A	$1,576		$637		Not applicable
Class B	25		3		Not applicable
Class C	1,509		125		Not applicable
Class F-1	56		24		Not applicable
Class F-2	Not applicable		34		Not applicable
Class 529-A	201		88		$93
Class 529-B	6		1		1
Class 529-C	372		30		33
Class 529-E	30		3		5
Class 529-F-1	—		5		5
Class R-1	27		2		Not applicable
Class R-2	152		69		Not applicable
Class R-2E	—	*	—	*	Not applicable
Class R-3	63		19		Not applicable
Class R-4	14		4		Not applicable
Class R-5	Not applicable		—		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$4,031		$1,045		$137

Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 plan services
Class A	$2,972		$1,196		Not applicable
Class B	46		5		Not applicable
Class C	2,777		233		Not applicable
Class F-1	88		37		Not applicable
Class F-2	Not applicable		48		Not applicable
Class 529-A	252		103		$106
Class 529-B	7		1		—	*
Class 529-C	494		42		44
Class 529-E	29		3		5
Class 529-F-1	—		7		8
Class R-1	36		4		Not applicable
Class R-2	167		77		Not applicable
Class R-2E	—	*	—	*	Not applicable
Class R-3	78		24		Not applicable
Class R-4	26		8		Not applicable
Class R-5	Not applicable		—		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$6,972		$1,789		$163

Balanced Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$2,171	$851		Not applicable
Class B	32	3		Not applicable
Class C	2,358	198		Not applicable
Class F-1	84	36		Not applicable
Class F-2	Not applicable	41		Not applicable
Class 529-A	170	67		$69
Class 529-B	4	—	*	—	*
Class 529-C	400	34		35
Class 529-E	15	2		3
Class 529-F-1	—	5		6
Class R-1	40	4		Not applicable
Class R-2	154	72		Not applicable
Class R-2E	—	—	*	Not applicable
Class R-3	107	32		Not applicable
Class R-4	50	18		Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$5,585	$1,366		$113

30	American Funds Portfolio Series

Income Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$2,181	$825		Not applicable
Class B	29	3		Not applicable
Class C	2,123	180		Not applicable
Class F-1	82	35		Not applicable
Class F-2	Not applicable	37		Not applicable
Class 529-A	71	29		$29
Class 529-B	3	—	*	—	*
Class 529-C	208	18		19
Class 529-E	13	1		2
Class 529-F-1	—	2		2
Class R-1	9	1		Not applicable
Class R-2	64	29		Not applicable
Class R-2E	—	—	*	Not applicable
Class R-3	33	10		Not applicable
Class R-4	16	5		Not applicable
Class R-5	Not applicable	1		Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$4,832	$1,176		$52

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$263	$75
Class B	1	—	*
Class C	217	19
Class F-1	5	3
Class F-2	Not applicable	8
Total class-specific expenses	$486	$105

Preservation Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$680	$202		Not applicable
Class B	7	1		Not applicable
Class C	486	43		Not applicable
Class F-1	12	5		Not applicable
Class F-2	Not applicable	7		Not applicable
Class 529-A	50	20		$20
Class 529-B	2	—	*	—	*
Class 529-C	114	10		10
Class 529-E	6	1		1
Class 529-F-1	—	3		3
Class R-1	4	—	*	Not applicable
Class R-2	34	15		Not applicable
Class R-2E	—	—	*	Not applicable
Class R-3	22	7		Not applicable
Class R-4	4	2		Not applicable
Class R-5	Not applicable	—	*	Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$1,421	$316		$34

Tax-Advantaged Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$716	$202
Class B	1	—	*
Class C	349	29
Class F-1	21	9
Class F-2	Not applicable	13
Total class-specific expenses	$1,087	$253

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$3,992	$39	$4,031
Growth Portfolio	7,514	71	7,585
Growth and Income Portfolio	12,805	127	12,932
Balanced Portfolio	9,745	99	9,844
Income Portfolio	8,428	90	8,518
Tax-Advantaged Income Portfolio	1,858	19	1,877
Preservation Portfolio	2,148	28	2,176
Tax-Exempt Preservation Portfolio	748	11	759

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Portfolio Series	31

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2015, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$272,849	$5,978
Growth Portfolio	655,249	—
Growth and Income Portfolio	908,847	—
Balanced Portfolio	1,143,491	427,998
Income Portfolio	489,111	—
Tax-Advantaged Income Portfolio	176,751	—
Preservation Portfolio	86,308	7,630
Tax-Exempt Preservation Portfolio	54,347	9,946

32	American Funds Portfolio Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$180,096	12,194	$18,398	1,273		$(55,895)	(3,805)	$142,599	9,662
Class B	223	15	34	2		(647)	(44)	(390)	(27)
Class C	47,021	3,214	2,564	180		(11,835)	(814)	37,750	2,580
Class F-1	19,799	1,344	1,017	70		(7,090)	(479)	13,726	935
Class F-2	12,621	851	1,103	76		(14,649)	(985)	(925)	(58)
Class 529-A	21,777	1,481	2,379	164		(6,359)	(435)	17,797	1,210
Class 529-B	49	3	8	1		(102)	(8)	(45)	(4)
Class 529-C	7,598	522	800	55		(1,641)	(113)	6,757	464
Class 529-E	1,357	94	90	6		(413)	(29)	1,034	71
Class 529-F-1	1,452	99	119	9		(384)	(26)	1,187	82
Class R-1	686	47	29	2		(117)	(8)	598	41
Class R-2	8,334	573	396	28		(1,667)	(115)	7,063	486
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	3,493	238	285	20		(821)	(57)	2,957	201
Class R-4	3,049	205	139	10		(1,192)	(81)	1,996	134
Class R-5	1,012	68	30	2		(94)	(7)	948	63
Class R-6	3,202	215	873	60		(1,857)	(125)	2,218	150
Total net increase (decrease)	$311,769	21,163	$28,264	1,958		$(104,763)	(7,131)	$235,270	15,990

Year ended October 31, 2014
Class A	$381,874	26,443	$5,057	355		$(74,717)	(5,177)	$312,214	21,621
Class B	1,322	93	12	1		(925)	(65)	409	29
Class C	80,666	5,640	582	41		(14,433)	(1,006)	66,815	4,675
Class F-1	20,065	1,390	312	22		(6,343)	(437)	14,034	975
Class F-2	25,394	1,752	292	21		(6,491)	(451)	19,195	1,322
Class 529-A	48,050	3,338	630	44		(3,876)	(267)	44,804	3,115
Class 529-B	151	11	3	—	[2]	(204)	(14)	(50)	(3)
Class 529-C	27,005	1,869	133	10		(2,656)	(183)	24,482	1,696
Class 529-E	2,056	141	18	1		(164)	(12)	1,910	130
Class 529-F-1	3,463	236	19	1		(513)	(35)	2,969	202
Class R-1	1,044	73	6	—	[2]	(335)	(23)	715	50
Class R-2	13,762	962	77	6		(1,802)	(126)	12,037	842
Class R-2E3	10	1	—	—		—	—	10	1
Class R-3	6,662	463	76	5		(975)	(68)	5,763	400
Class R-4	3,210	220	22	1		(407)	(28)	2,825	193
Class R-5	3,436	241	285	20		(23,979)	(1,653)	(20,258)	(1,392)
Class R-6	33,071	2,263	62	4		(4,079)	(274)	29,054	1,993
Total net increase (decrease)	$651,241	45,136	$7,586	532		$(141,899)	(9,819)	$516,928	35,849

See page 40 for footnotes.

American Funds Portfolio Series	33

Growth Portfolio

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$407,548	26,462		$44,170	2,919		$(91,084)	(5,916)	$360,634	23,465
Class B	619	40		121	8		(1,489)	(98)	(749)	(50)
Class C	111,292	7,299		7,036	469		(21,699)	(1,425)	96,629	6,343
Class F-1	20,102	1,300		1,290	86		(9,051)	(585)	12,341	801
Class F-2	18,915	1,224		1,943	128		(8,432)	(549)	12,426	803
Class 529-A	53,449	3,478		5,999	396		(7,312)	(475)	52,136	3,399
Class 529-B	88	6		26	1		(289)	(19)	(175)	(12)
Class 529-C	20,889	1,371		1,682	112		(3,524)	(231)	19,047	1,252
Class 529-E	2,086	137		332	22		(623)	(42)	1,795	117
Class 529-F-1	6,401	411		348	23		(726)	(46)	6,023	388
Class R-1	2,145	140		116	8		(612)	(40)	1,649	108
Class R-2	16,201	1,065		924	62		(3,260)	(215)	13,865	912
Class R-2E	7	—	[2]	—	—		—	—	7	— [2]
Class R-3	8,353	543		654	43		(1,109)	(72)	7,898	514
Class R-4	8,845	582		240	16		(1,857)	(120)	7,228	478
Class R-5	1,737	113		43	3		(184)	(12)	1,596	104
Class R-6	4,315	279		1,238	82		(5,040)	(328)	513	33
Total net increase (decrease)	$682,992	44,450		$66,162	4,378		$(156,291)	(10,173)	$592,863	38,655

Year ended October 31, 2014
Class A	$730,131	49,288		$6,127	422		$(122,579)	(8,273)	$613,679	41,437
Class B	2,717	187		14	1		(2,383)	(163)	348	25
Class C	163,107	11,133		547	38		(27,389)	(1,865)	136,265	9,306
Class F-1	25,414	1,712		184	12		(7,513)	(504)	18,085	1,220
Class F-2	31,862	2,144		322	22		(9,839)	(665)	22,345	1,501
Class 529-A	89,179	6,040		836	58		(8,180)	(549)	81,835	5,549
Class 529-B	570	39		2	—	[2]	(305)	(21)	267	18
Class 529-C	33,172	2,275		110	8		(5,287)	(359)	27,995	1,924
Class 529-E	6,183	418		36	2		(457)	(31)	5,762	389
Class 529-F-1	5,680	383		48	3		(952)	(64)	4,776	322
Class R-1	2,459	168		7	1		(589)	(40)	1,877	129
Class R-2	22,936	1,563		75	5		(4,454)	(300)	18,557	1,268
Class R-2E3	10	1		—	—		—	—	10	1
Class R-3	13,539	913		59	4		(2,104)	(142)	11,494	775
Class R-4	5,492	372		22	2		(1,447)	(99)	4,067	275
Class R-5	2,700	185		205	14		(23,018)	(1,557)	(20,113)	(1,358)
Class R-6	35,498	2,382		45	3		(4,471)	(296)	31,072	2,089
Total net increase (decrease)	$1,170,649	79,203		$8,639	595		$(220,967)	(14,928)	$958,321	64,870

34	American Funds Portfolio Series

Growth and Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$615,838	44,992	$74,029	5,450	$(167,657)	(12,260)	$522,210	38,182
Class B	1,120	82	223	16	(2,917)	(215)	(1,574)	(117)
Class C	176,448	12,955	12,743	942	(39,854)	(2,926)	149,337	10,971
Class F-1	21,838	1,597	1,793	132	(10,204)	(746)	13,427	983
Class F-2	45,237	3,305	2,367	174	(12,965)	(949)	34,639	2,530
Class 529-A	41,229	3,017	6,242	459	(7,563)	(552)	39,908	2,924
Class 529-B	133	10	31	2	(396)	(29)	(232)	(17)
Class 529-C	18,041	1,324	2,266	167	(5,502)	(405)	14,805	1,086
Class 529-E	3,147	230	290	21	(541)	(40)	2,896	211
Class 529-F-1	2,617	190	476	35	(1,105)	(80)	1,988	145
Class R-1	2,625	192	168	13	(1,277)	(94)	1,516	111
Class R-2	19,574	1,440	1,009	75	(5,146)	(380)	15,437	1,135
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	9,203	675	792	59	(3,149)	(232)	6,846	502
Class R-4	20,143	1,491	381	28	(1,933)	(141)	18,591	1,378
Class R-5	817	60	45	3	(62)	(4)	800	59
Class R-6	8,558	625	965	71	(3,293)	(239)	6,230	457
Total net increase (decrease)	$986,568	72,185	$103,820	7,647	$(263,564)	(19,292)	$826,824	60,540

Year ended October 31, 2014
Class A	$1,188,510	89,492	$42,641	3,207	$(218,172)	(16,375)	$1,012,979	76,324
Class B	3,623	275	144	11	(4,466)	(337)	(699)	(51)
Class C	267,942	20,266	5,161	390	(47,769)	(3,600)	225,334	17,056
Class F-1	38,045	2,860	941	71	(12,746)	(951)	26,240	1,980
Class F-2	45,930	3,447	1,147	86	(11,205)	(843)	35,872	2,690
Class 529-A	85,353	6,450	3,721	280	(11,071)	(832)	78,003	5,898
Class 529-B	507	38	19	1	(520)	(39)	6	—
Class 529-C	37,784	2,867	1,003	76	(7,374)	(557)	31,413	2,386
Class 529-E	4,209	320	166	13	(817)	(61)	3,558	272
Class 529-F-1	7,010	525	303	23	(2,017)	(149)	5,296	399
Class R-1	2,783	212	76	6	(636)	(48)	2,223	170
Class R-2	23,036	1,742	395	29	(4,626)	(349)	18,805	1,422
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	14,475	1,094	365	28	(2,426)	(184)	12,414	938
Class R-4	9,296	701	150	12	(1,864)	(141)	7,582	572
Class R-5	2,751	209	308	23	(22,576)	(1,695)	(19,517)	(1,463)
Class R-6	32,149	2,403	327	24	(3,146)	(233)	29,330	2,194
Total net increase (decrease)	$1,763,413	132,902	$56,867	4,280	$(351,431)	(26,394)	$1,468,849	110,788

See page 40 for footnotes.

American Funds Portfolio Series	35

Balanced Portfolio

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$476,109	35,398	$28,849	2,155	$(120,328)	(8,949)	$384,630	28,604
Class B	689	51	72	6	(2,471)	(185)	(1,710)	(128)
Class C	151,634	11,319	5,225	392	(35,650)	(2,662)	121,209	9,049
Class F-1	17,559	1,304	975	72	(7,102)	(529)	11,432	847
Class F-2	27,697	2,058	1,150	86	(7,521)	(559)	21,326	1,585
Class 529-A	29,055	2,164	2,198	164	(8,085)	(602)	23,168	1,726
Class 529-B	132	10	9	1	(267)	(20)	(126)	(9)
Class 529-C	14,979	1,121	859	64	(6,051)	(452)	9,787	733
Class 529-E	2,017	150	77	6	(405)	(31)	1,689	125
Class 529-F-1	2,378	177	198	15	(683)	(51)	1,893	141
Class R-1	3,439	257	84	7	(1,555)	(116)	1,968	148
Class R-2	14,723	1,099	448	34	(3,339)	(249)	11,832	884
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	17,506	1,303	564	42	(3,184)	(237)	14,886	1,108
Class R-4	11,249	838	570	42	(8,258)	(616)	3,561	264
Class R-5	1,361	101	143	11	(1,276)	(96)	228	16
Class R-6	36,930	2,763	778	58	(7,436)	(551)	30,272	2,270
Total net increase (decrease)	$807,457	60,113	$42,199	3,155	$(213,611)	(15,905)	$636,045	47,363

Year ended October 31, 2014
Class A	$771,451	64,923	$23,258	1,798	$(162,331)	(12,548)	$700,579	54,173
Class B	3,654	285	66	5	(3,542)	(275)	178	15
Class C	236,462	18,382	2,831	220	(40,487)	(3,139)	198,806	15,463
Class F-1	31,808	2,473	875	68	(14,047)	(1,083)	18,636	1,458
Class F-2	41,624	3,218	809	62	(10,788)	(832)	31,645	2,448
Class 529-A	57,964	4,477	1,829	142	(13,234)	(1,023)	46,559	3,596
Class 529-B	416	32	8	1	(560)	(44)	(136)	(11)
Class 529-C	34,417	2,678	507	39	(7,571)	(585)	27,353	2,132
Class 529-E	2,491	193	54	4	(894)	(69)	1,651	128
Class 529-F-1	5,326	409	200	16	(3,249)	(248)	2,277	177
Class R-1	3,904	303	52	4	(1,435)	(113)	2,521	194
Class R-2	22,822	1,778	223	17	(4,346)	(337)	18,699	1,458
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	24,012	1,856	343	26	(8,800)	(680)	15,555	1,202
Class R-4	17,242	1,335	530	41	(4,090)	(315)	13,682	1,061
Class R-5	5,494	427	240	19	(12,505)	(967)	(6,771)	(521)
Class R-6	35,684	2,758	455	35	(8,900)	(688)	27,239	2,105
Total net increase (decrease)	$1,362,982	105,528	$32,280	2,497	$(296,779)	(22,946)	$1,098,483	85,079

36	American Funds Portfolio Series

Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$413,707	34,538	$38,005	3,190	$(125,097)	(10,450)	$326,615	27,278
Class B	940	78	94	8	(2,100)	(176)	(1,066)	(90)
Class C	123,239	10,331	7,058	595	(34,608)	(2,901)	95,689	8,025
Class F-1	14,787	1,236	1,301	109	(7,478)	(624)	8,610	721
Class F-2	20,504	1,709	1,407	118	(5,752)	(480)	16,159	1,347
Class 529-A	11,474	959	1,278	107	(6,175)	(517)	6,577	549
Class 529-B	14	1	10	1	(197)	(17)	(173)	(15)
Class 529-C	8,183	686	679	57	(4,541)	(381)	4,321	362
Class 529-E	1,315	110	99	9	(283)	(24)	1,131	95
Class 529-F-1	2,112	176	109	9	(694)	(58)	1,527	127
Class R-1	325	27	29	3	(91)	(7)	263	23
Class R-2	5,471	458	287	24	(984)	(83)	4,774	399
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	5,586	466	250	21	(1,065)	(89)	4,771	398
Class R-4	9,984	837	241	20	(3,132)	(263)	7,093	594
Class R-5	794	66	47	4	(237)	(20)	604	50
Class R-6	4,203	349	273	23	(2,386)	(199)	2,090	173
Total net increase (decrease)	$622,638	52,027	$51,167	4,298	$(194,820)	(16,289)	$478,985	40,036

Year ended October 31, 2014
Class A	$791,213	67,433	$44,191	3,773	$(198,083)	(16,905)	$637,321	54,301
Class B	2,782	239	151	13	(3,308)	(283)	(375)	(31)
Class C	193,782	16,577	7,239	620	(47,081)	(4,029)	153,940	13,168
Class F-1	29,974	2,556	1,614	138	(13,950)	(1,189)	17,638	1,505
Class F-2	31,522	2,671	1,486	127	(11,189)	(954)	21,819	1,844
Class 529-A	28,091	2,398	1,577	135	(8,811)	(753)	20,857	1,780
Class 529-B	383	33	17	2	(407)	(35)	(7)	—
Class 529-C	16,091	1,380	834	71	(7,701)	(658)	9,224	793
Class 529-E	2,636	225	106	9	(724)	(61)	2,018	173
Class 529-F-1	2,603	223	116	10	(706)	(61)	2,013	172
Class R-1	961	81	29	2	(226)	(19)	764	64
Class R-2	7,046	604	300	26	(2,811)	(241)	4,535	389
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	6,334	542	273	23	(2,148)	(181)	4,459	384
Class R-4	5,338	448	237	20	(2,416)	(207)	3,159	261
Class R-5	3,710	317	203	17	(10,662)	(906)	(6,749)	(572)
Class R-6	13,130	1,113	229	20	(3,509)	(296)	9,850	837
Total net increase (decrease)	$1,135,606	96,841	$58,602	5,006	$(313,732)	(26,778)	$880,476	75,069

See page 40 for footnotes.

American Funds Portfolio Series	37

Tax-Advantaged Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$154,343	12,281	$6,398	511		$(26,927)	(2,144)	$133,814	10,648
Class B	46	4	3	—	[2]	(83)	(7)	(34)	(3)
Class C	27,271	2,179	719	57		(6,284)	(502)	21,706	1,734
Class F-1	5,411	432	220	18		(1,979)	(158)	3,652	292
Class F-2	12,584	1,001	327	26		(1,861)	(148)	11,050	879
Total net increase (decrease)	$199,655	15,897	$7,667	612		$(37,134)	(2,959)	$170,188	13,550

Year ended October 31, 2014
Class A	$195,792	16,196	$8,405	697		$(34,806)	(2,911)	$169,391	13,982
Class B	203	17	7	1		(164)	(14)	46	4
Class C	34,554	2,873	913	76		(5,702)	(474)	29,765	2,475
Class F-1	9,455	787	380	32		(6,177)	(518)	3,658	301
Class F-2	13,008	1,070	304	25		(1,748)	(143)	11,564	952
Total net increase (decrease)	$253,012	20,943	$10,009	831		$(48,597)	(4,060)	$214,424	17,714

38	American Funds Portfolio Series

Preservation Portfolio

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$135,340	13,560	$2,073	207		$(87,422)	(8,765)	$49,991	5,002
Class B	265	26	1	—	[2]	(714)	(71)	(448)	(45)
Class C	29,841	2,994	123	12		(18,265)	(1,833)	11,699	1,173
Class F-1	3,169	318	44	4		(1,337)	(134)	1,876	188
Class F-2	4,538	455	76	8		(2,263)	(227)	2,351	236
Class 529-A	11,083	1,111	199	20		(6,930)	(695)	4,352	436
Class 529-B	134	13	—	—		(116)	(12)	18	1
Class 529-C	4,815	483	21	2		(3,411)	(342)	1,425	143
Class 529-E	609	61	8	1		(381)	(38)	236	24
Class 529-F-1	1,641	164	42	4		(1,232)	(124)	451	44
Class R-1	532	53	1	—	[2]	(45)	(4)	488	49
Class R-2	4,466	448	13	1		(1,573)	(157)	2,906	292
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	3,760	378	29	3		(1,431)	(144)	2,358	237
Class R-4	2,392	240	17	2		(1,149)	(116)	1,260	126
Class R-5	179	18	3	—	[2]	(225)	(22)	(43)	(4)
Class R-6	775	77	37	4		(1,161)	(117)	(349)	(36)
Total net increase (decrease)	$203,539	20,399	$2,687	268		$(127,655)	(12,801)	$78,571	7,866

Year ended October 31, 2014
Class A	$250,926	25,263	$3,639	367		$(152,578)	(15,376)	$101,987	10,254
Class B	656	66	5	—	[2]	(1,320)	(133)	(659)	(67)
Class C	55,990	5,644	200	20		(30,244)	(3,052)	25,946	2,612
Class F-1	7,148	720	63	6		(4,074)	(411)	3,137	315
Class F-2	11,867	1,192	92	9		(5,950)	(600)	6,009	601
Class 529-A	21,342	2,152	360	36		(10,852)	(1,094)	10,850	1,094
Class 529-B	304	31	1	—	[2]	(423)	(43)	(118)	(12)
Class 529-C	11,855	1,195	36	4		(7,054)	(712)	4,837	487
Class 529-E	857	86	16	2		(617)	(62)	256	26
Class 529-F-1	3,285	330	75	8		(1,353)	(136)	2,007	202
Class R-1	480	48	1	—	[2]	(397)	(40)	84	8
Class R-2	4,912	496	14	1		(3,113)	(314)	1,813	183
Class R-2E3	10	1	—	—		—	—	10	1
Class R-3	3,855	388	37	4		(1,236)	(125)	2,656	267
Class R-4	2,607	262	24	3		(1,205)	(121)	1,426	144
Class R-5	2,552	257	35	4		(6,330)	(637)	(3,743)	(376)
Class R-6	7,020	706	33	3		(1,124)	(112)	5,929	597
Total net increase (decrease)	$385,666	38,837	$4,631	467		$(227,870)	(22,968)	$162,427	16,336

See page 40 for footnotes.

American Funds Portfolio Series	39

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$65,553	6,561	$1,994	200		$(32,427)	(3,244)	$35,120	3,517
Class B	13	1	1	—	[2]	(20)	(2)	(6)	(1)
Class C	11,419	1,144	345	35		(7,475)	(749)	4,289	430
Class F-1	969	97	49	5		(926)	(93)	92	9
Class F-2	7,042	705	183	18		(2,511)	(251)	4,714	472
Total net increase (decrease)	$84,996	8,508	$2,572	258		$(43,359)	(4,339)	$44,209	4,427

Year ended October 31, 2014
Class A	$73,478	7,409	$3,341	337		$(42,692)	(4,326)	$34,127	3,420
Class B	34	4	1	—	[2]	(80)	(8)	(45)	(4)
Class C	18,488	1,865	699	71		(16,187)	(1,641)	3,000	295
Class F-1	1,959	197	106	11		(3,075)	(312)	(1,010)	(104)
Class F-2	6,165	620	237	24		(3,678)	(373)	2,724	271
Total net increase (decrease)	$100,124	10,095	$4,384	443		$(65,712)	(6,660)	$38,796	3,878

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

40	American Funds Portfolio Series

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income (loss) to average net assets[4]
Class A:
4/30/15[7,8]	$14.82	$.11	$.52	$.63	$(.14)	$(.22)	$(.36)	$15.09	4.38%	$880	.44%[9]		.34%[9]		.83%[9]		1.68%[9]
10/31/14	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71	722	.44		.34		.83		.96
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18	377	.50		.40		.90		.85
10/31/12[7,10]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	53	.25	[3]	.20	[3]	.71	[3]	.29	[3]
Class B:
4/30/15[7,8]	14.66	.06	.50	.56	— [11]	(.22)	(.22)	15.00	3.93	2	1.24	[9]	1.14	[9]	1.63	[9]	.99	[9]
10/31/14	13.81	.03	.90	.93	(.07)	(.01)	(.08)	14.66	6.82	2	1.25		1.15		1.64		.23
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32	2	1.28		1.18		1.68		.13
10/31/12[7,10]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	1	.56	[3]	.51	[3]	1.02	[3]	(.08)[3]
Class C:
4/30/15[7,8]	14.63	.06	.50	.56	(.05)	(.22)	(.27)	14.92	3.89	175	1.23	[9]	1.13	[9]	1.62	[9]	.85	[9]
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92	134	1.24		1.14		1.63		.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27	62	1.26		1.16		1.66		.04
10/31/12[7,10]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	8	.56	[3]	.51	[3]	1.02	[3]	(.17)[3]
Class F-1:
4/30/15[7,8]	14.82	.11	.51	.62	(.13)	(.22)	(.35)	15.09	4.30	54	.50	[9]	.40	[9]	.89	[9]	1.60	[9]
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69	39	.51		.41		.90		.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23	23	.53		.43		.93		.59
10/31/12[7,10]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	2	.19	[3]	.14	[3]	.65	[3]	.28	[3]
Class F-2:
4/30/15[7,8]	14.87	.14	.50	.64	(.16)	(.22)	(.38)	15.13	4.46	41	.26	[9]	.16	[9]	.65	[9]	1.94	[9]
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90	41	.24		.14		.63		1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57	20	.27		.17		.67		.96
10/31/12[7,10]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	1	.11	[3]	.06	[3]	.57	[3]	.37	[3]
Class 529-A:
4/30/15[7,8]	14.81	.11	.50	.61	(.13)	(.22)	(.35)	15.07	4.25	114	.52	[9]	.42	[9]	.91	[9]	1.60	[9]
10/31/14	13.91	.13	.93	1.06	(.15)	(.01)	(.16)	14.81	7.70	94	.51		.41		.90		.87
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27	45	.50		.40		.90		.96
10/31/12[7,10]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	9	.23	[3]	.18	[3]	.69	[3]	.21	[3]

See page 61 for footnotes.

American Funds Portfolio Series	41

Financial highlights (continued)

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income (loss) to average net assets[4]
Class 529-B:
4/30/15[7,8]	$14.65	$.06	$.49	$.55	$—	$(.22)	$(.22)	$14.98	3.84%	$1		1.33%[9]		1.23%[9]		1.72%[9]		.89%[9]
10/31/14	13.80	.03	.90	.93	(.07)	(.01)	(.08)	14.65	6.79	1		1.33		1.23		1.72		.21
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11	1		1.38		1.28		1.78		.21
10/31/12[7,10]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40	—	[12]	.59	[3]	.54	[3]	1.05	[3]	(.26)[3]
Class 529-C:
4/30/15[7,8]	14.61	.06	.49	.55	(.04)	(.22)	(.26)	14.90	3.89	50		1.32	[9]	1.22	[9]	1.71	[9]	.80 [9]
10/31/14	13.78	— [11]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76	42		1.32		1.22		1.71		(.03)
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23	16		1.36		1.26		1.76		(.06)
10/31/12[7,10]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20	2		.60	[3]	.56	[3]	1.07	[3]	(.18)[3]
Class 529-E:
4/30/15[7,8]	14.75	.09	.51	.60	(.11)	(.22)	(.33)	15.02	4.15	5		.79	[9]	.69	[9]	1.18	[9]	1.28 [9]
10/31/14	13.88	.08	.93	1.01	(.13)	(.01)	(.14)	14.75	7.33	4		.79		.69		1.18		.55
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89	2		.82		.72		1.22		.49
10/31/12[7,10]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60	—	[12]	.33	[3]	.29	[3]	.80	[3]	.08 [3]
Class 529-F-1:
4/30/15[7,8]	14.85	.12	.52	.64	(.16)	(.22)	(.38)	15.11	4.44	5		.31	[9]	.21	[9]	.70	[9]	1.77 [9]
10/31/14	13.94	.14	.94	1.08	(.16)	(.01)	(.17)	14.85	7.85	4		.31		.21		.70		.96
10/31/13	11.18	.16	2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37	1		.37		.27		.77		1.26
10/31/12[7,10]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	—	[12]	.16	[3]	.11	[3]	.62	[3]	.23 [3]
Class R-1:
4/30/15[7,8]	14.65	.05	.51	.56	(.04)	(.22)	(.26)	14.95	3.92	2		1.23	[9]	1.13	[9]	1.62	[9]	.76 [9]
10/31/14	13.81	.02	.92	.94	(.09)	(.01)	(.10)	14.65	6.86	2		1.25		1.15		1.64		.13
10/31/13	11.14	.02	2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28	1		1.25		1.15		1.65		.13
10/31/12[7,10]	10.00	— [11]	1.14	1.14	—	—	—	11.14	11.40	—	[12]	.51	[3]	.47	[3]	.98	[3]	(.04)[3]
Class R-2:
4/30/15[7,8]	14.62	.06	.50	.56	(.05)	(.22)	(.27)	14.91	3.93	27		1.24	[9]	1.14	[9]	1.63	[9]	.81 [9]
10/31/14	13.80	— [11]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82	19		1.30		1.20		1.69		.03
10/31/13	11.15	(.02)	2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24	7		1.27		1.17		1.67		(.18)
10/31/12[7,10]	10.00	(.02)	1.17	1.15	—	—	—	11.15	11.50	1		.47	[3]	.42	[3]	.93	[3]	(.21)[3]

42	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income (loss) to average net assets[4]
Class R-2E:
4/30/15[7,8]	$14.82	$.13		$.50	$.63	$(.16)	$(.22)	$(.38)	$15.07	4.41%[13]	$—	[12]	.37%[9,13]		.26%[9,13]		.75%[9,13]		1.83%[9,13]
10/31/14[7,14]	15.02	.01		(.21)	(.20)	—	—	—	14.82	(1.33)[13]	—	[12]	.06	[3,13]	.04	[3,13]	.53	[3,13]	.09	[3,13]
Class R-3:
4/30/15[7,8]	14.74	.09		.51	.60	(.10)	(.22)	(.32)	15.02	4.15	16		.80	[9]	.70	[9]	1.19	[9]	1.28	[9]
10/31/14	13.86	.09		.92	1.01	(.12)	(.01)	(.13)	14.74	7.38	13		.82		.72		1.21		.60
10/31/13	11.16	.05		2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77	6		.83		.73		1.23		.36
10/31/12[7,10]	10.00	.04		1.12	1.16	—	—	—	11.16	11.60	—	[12]	.33	[3]	.29	[3]	.80	[3]	.39	[3]
Class R-4:
4/30/15[7,8]	14.82	.12		.50	.62	(.14)	(.22)	(.36)	15.08	4.34	7		.48	[9]	.38	[9]	.87	[9]	1.71	[9]
10/31/14	13.93	.12		.93	1.05	(.15)	(.01)	(.16)	14.82	7.62	4		.48		.38		.87		.81
10/31/13	11.18	.14		2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27	1		.49		.39		.89		1.11
10/31/12[7,10]	10.00	—	[11]	1.18	1.18	—	—	—	11.18	11.80	—	[12]	.21	[3]	.16	[3]	.67	[3]	(.02)[3]
Class R-5:
4/30/15[7,8]	14.88	.13		.52	.65	(.12)	(.22)	(.34)	15.19	4.50	2		.19	[9]	.09	[9]	.58	[9]	1.74	[9]
10/31/14	13.97	.27		.82	1.09	(.17)	(.01)	(.18)	14.88	7.92	1		.21		.11		.60		1.84
10/31/13	11.18	.18		2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66	20		.23		.13		.63		1.47
10/31/12[7,10]	10.00	.03		1.15	1.18	—	—	—	11.18	11.80	11		.10	[3]	.05	[3]	.56	[3]	.30	[3]
Class R-6:
4/30/15[7,8]	14.95	.15		.50	.65	(.17)	(.22)	(.39)	15.21	4.52	36		.15	[9]	.05	[9]	.54	[9]	1.99	[9]
10/31/14	14.02	.14		.98	1.12	(.18)	(.01)	(.19)	14.95	8.07	33		.14		.04		.53		.96
10/31/13	11.17	.10		2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57	3		.18		.08		.58		.79
10/31/12[7,10]	10.00	.05		1.12	1.17	—	—	—	11.17	11.70	—	[12]	.13	[3]	.08	[3]	.59	[3]	.52	[3]

See page 61 for footnotes.

American Funds Portfolio Series	43

Financial highlights (continued)

Growth Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions
											Ratio of		Ratio of
			Net gains								expenses to		expenses to
			(losses) on								average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets,	assets before		assets after				net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of	reimburse-		reimburse-		Net effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	period	ments/		ments/		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]	(in millions)	waivers[5]		waivers[4,5]		ratio[4,6]		net assets[4]
Class A:
4/30/15[7,8]	$15.36	$.10	$.82	$.92	$(.12)	$(.36)	$(.48)	$15.80	6.10%	$1,754	.43%[9]		.33%[9]		.76%[9]		1.32%[9]
10/31/14	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46	1,345	.42		.32		.75		.47
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45	646	.45		.35		.79		.67
10/31/12[7,10]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	108	.24	[3]	.19	[3]	.64	[3]	.15	[3]
Class B:
4/30/15[7,8]	15.18	.05	.80	.85	—	(.36)	(.36)	15.67	5.66	5	1.24	[9]	1.14	[9]	1.57	[9]	.61	[9]
10/31/14	13.89	(.04)	1.37	1.33	—	(.04)	(.04)	15.18	9.58	5	1.24		1.14		1.57		(.28)
10/31/13	10.98	— [11]	3.00	3.00	(.09)	—	(.09)	13.89	27.47	5	1.26		1.16		1.60		(.04)
10/31/12[7,10]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	1	.55	[3]	.51	[3]	.96	[3]	(.23)[3]
Class C:
4/30/15[7,8]	15.16	.04	.81	.85	(.03)	(.36)	(.39)	15.62	5.66	366	1.22	[9]	1.12	[9]	1.55	[9]	.50	[9]
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60	259	1.23		1.13		1.56		(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52	108	1.24		1.14		1.58		(.17)
10/31/12[7,10]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	14	.55	[3]	.50	[3]	.95	[3]	(.27)[3]
Class F-1:
4/30/15[7,8]	15.35	.10	.81	.91	(.11)	(.36)	(.47)	15.79	6.04	53	.49	[9]	.39	[9]	.82	[9]	1.26	[9]
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44	40	.50		.40		.83		.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41	19	.51		.41		.85		.64
10/31/12[7,10]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	3	.19	[3]	.15	[3]	.60	[3]	.19	[3]
Class F-2:
4/30/15[7,8]	15.41	.12	.82	.94	(.14)	(.36)	(.50)	15.85	6.23	72	.24	[9]	.14	[9]	.57	[9]	1.51	[9]
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69	57	.24		.14		.57		.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75	31	.26		.16		.60		.64
10/31/12[7,10]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	2	.09	[3]	.05	[3]	.50	[3]	.27	[3]
Class 529-A:
4/30/15[7,8]	15.35	.09	.82	.91	(.11)	(.36)	(.47)	15.79	6.05	243	.50	[9]	.40	[9]	.83	[9]	1.24	[9]
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43	184	.49		.39		.82		.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49	90	.49		.39		.83		.71
10/31/12[7,10]	10.00	.01	1.00	1.01	—	—	—	11.01	10.10	21	.23	[3]	.18	[3]	.63	[3]	.09	[3]

44	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions
											Ratio of		Ratio of
			Net gains								expenses to		expenses to
			(losses) on								average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets,	assets before		assets after				net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of	reimburse-		reimburse-		Net effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	period	ments/		ments/		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]	(in millions)	waivers[5]		waivers[4,5]		ratio[4,6]		net assets[4]
Class 529-B:
4/30/15[7,8]	$15.17	$.03	$.81	$.84	$—	$(.36)	$(.36)	$15.65	5.60%	$1	1.32%[9]		1.22%[9]		1.65%[9]		.46%[9]
10/31/14	13.89	(.06)	1.38	1.32	—	(.04)	(.04)	15.17	9.51	1	1.32		1.22		1.65		(.41)
10/31/13	10.98	.01	2.97	2.98	(.07)	—	(.07)	13.89	27.33	1	1.36		1.26		1.70		.04
10/31/12[7,10]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	1	.59	[3]	.55	[3]	1.00	[3]	(.23)[3]
Class 529-C:
4/30/15[7,8]	15.15	.03	.82	.85	(.01)	(.36)	(.37)	15.63	5.68	87	1.31	[9]	1.21	[9]	1.64	[9]	.43 [9]
10/31/14	13.88	(.06)	1.37	1.31	— [11]	(.04)	(.04)	15.15	9.45	65	1.31		1.21		1.64		(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35	33	1.34		1.24		1.68		(.15)
10/31/12[7,10]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	8	.60	[3]	.55	[3]	1.00	[3]	(.30)[3]
Class 529-E:
4/30/15[7,8]	15.27	.08	.81	.89	(.08)	(.36)	(.44)	15.72	5.90	13	.78	[9]	.68	[9]	1.11	[9]	1.00 [9]
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08	11	.78		.68		1.11		.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14	5	.80		.70		1.14		.39
10/31/12[7,10]	10.00	(.01)	1.01	1.00	—	—	—	11.00	10.00	1	.35	[3]	.30	[3]	.75	[3]	(.05)[3]
Class 529-F-1:
4/30/15[7,8]	15.39	.11	.82	.93	(.14)	(.36)	(.50)	15.82	6.13	16	.30	[9]	.20	[9]	.63	[9]	1.40 [9]
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60	10	.31		.21		.64		.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73	4	.34		.24		.68		.90
10/31/12[7,10]	10.00	.02	1.01	1.03	—	—	—	11.03	10.20	1	.14	[3]	.10	[3]	.55	[3]	.16 [3]
Class R-1:
4/30/15[7,8]	15.19	.03	.83	.86	(.02)	(.36)	(.38)	15.67	5.70	6	1.23	[9]	1.13	[9]	1.56	[9]	.46 [9]
10/31/14	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57	5	1.24		1.14		1.57		(.34)
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52	3	1.24		1.14		1.58		.11
10/31/12[7,10]	10.00	(.04)	1.03	.99	—	—	—	10.99	9.90	1	.56	[3]	.51	[3]	.96	[3]	(.34)[3]
Class R-2:
4/30/15[7,8]	15.16	.04	.81	.85	(.02)	(.36)	(.38)	15.63	5.69	49	1.23	[9]	1.13	[9]	1.56	[9]	.48 [9]
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55	34	1.29		1.19		1.62		(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44	13	1.24		1.14		1.58		(.22)
10/31/12[7,10]	10.00	(.03)	1.03	1.00	—	—	—	11.00	10.00	2	.48	[3]	.44	[3]	.89	[3]	(.27)[3]

See page 61 for footnotes.

American Funds Portfolio Series	45

Financial highlights (continued)

Growth Portfolio

		Income (loss) from
		investment operations[1]				Dividends and distributions
													Ratio of		Ratio of
				Net gains									expenses to		expenses to
				(losses) on									average net		average net				Ratio of
	Net asset	Net		securities		Dividends		Total	Net asset		Net assets,		assets before		assets after				net income
	value,	investment		(both	Total from	(from net	Distributions	dividends	value,		end of		reimburse-		reimburse-		Net effective		(loss)
	beginning	income		realized and	investment	investment	(from capital	and	end	Total	period		ments/		ments/		expense		to average
Period ended	of period	(loss)		unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]	(in millions)		waivers[5]		waivers[4,5]		ratio[4,6]		net assets[4]
Class R-2E:
4/30/15[7,8]	$15.36	$.10		$.82	$.92	$(.14)	$(.36)	$(.50)	$15.78	6.12%[15]	$—	[12]	.39%[9,15]		.29%[9,15]		.72%[9,15]		1.33%[9,15]
10/31/14[7,14]	15.54	.01		(.19)	(.18)	—	—	—	15.36	(1.16)[13]	—	[12]	.06	[3,13]	.04	[3,13]	.47	[3,13]	.06	[3,13]
Class R-3:
4/30/15[7,8]	15.29	.07		.82	.89	(.08)	(.36)	(.44)	15.74	5.90	30		.79	[9]	.69	[9]	1.12	[9]	.92	[9]
10/31/14	13.97	.01		1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07	22		.81		.71		1.14		.06
10/31/13	11.01	.01		3.05	3.06	(.10)	—	(.10)	13.97	28.02	9		.81		.71		1.15		.06
10/31/12[7,10]	10.00	.02		.99	1.01	—	—	—	11.01	10.10	—	[12]	.32	[3]	.27	[3]	.72	[3]	.19	[3]
Class R-4:
4/30/15[7,8]	15.36	.07		.84	.91	(.12)	(.36)	(.48)	15.79	6.04	15		.47	[9]	.37	[9]	.80	[9]	.93	[9]
10/31/14	14.02	.06		1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44	7		.47		.37		.80		.39
10/31/13	11.03	.08		3.03	3.11	(.12)	—	(.12)	14.02	28.45	2		.46		.36		.80		.62
10/31/12[7,10]	10.00	—	[11]	1.03	1.03	—	—	—	11.03	10.30	—	[12]	.18	[3]	.13	[3]	.58	[3]	.04	[3]
Class R-5:
4/30/15[7,8]	15.42	.10		.84	.94	(.10)	(.36)	(.46)	15.90	6.23	3		.18	[9]	.08	[9]	.51	[9]	1.28	[9]
10/31/14	14.06	.15		1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72	1		.20		.10		.53		1.03
10/31/13	11.03	.14		3.01	3.15	(.12)	—	(.12)	14.06	28.84	20		.20		.10		.54		1.12
10/31/12[7,10]	10.00	.03		1.00	1.03	—	—	—	11.03	10.30	9		.09	[3]	.04	[3]	.49	[3]	.24	[3]
Class R-6:
4/30/15[7,8]	15.43	.13		.81	.94	(.15)	(.36)	(.51)	15.86	6.24	38		.14	[9]	.04	[9]	.47	[9]	1.71	[9]
10/31/14	14.07	.09		1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75	36		.13		.03		.46		.59
10/31/13	11.03	.07		3.08	3.15	(.11)	—	(.11)	14.07	28.84	4		.15		.05		.49		.52
10/31/12[7,10]	10.00	.05		.98	1.03	—	—	—	11.03	10.30	—	[12]	.12	[3]	.07	[3]	.52	[3]	.46	[3]

46	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions
											Ratio of		Ratio of
			Net gains								expenses to		expenses to
			(losses) on								average net		average net
	Net asset		securities		Dividends		Total	Net asset		Net assets,	assets before		assets after				Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of	reimburse-		reimburse-		Net effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	period	ments/		ments/		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]	(in millions)	waivers[5]		waivers[4,5]		ratio[4,6]		net assets[4]
Class A:
4/30/15[7,8]	$13.80	$.16	$.24	$.40	$(.19)	$(.18)	$(.37)	$13.83	2.98%	$3,097	.43%[9]		.33%[9]		.70%[9]		2.30%[9]
10/31/14	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77	2,564	.42		.32		.69		2.08
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01	1,394	.43		.33		.70		2.19
10/31/12[7,10]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.63	300	.23	[3]	.18	[3]	.56	[3]	.89	[3]
Class B:
4/30/15[7,8]	13.77	.11	.22	.33	(.13)	(.18)	(.31)	13.79	2.49	8	1.23	[9]	1.13	[9]	1.50	[9]	1.55	[9]
10/31/14	12.71	.18	1.06	1.24	(.17)	(.01)	(.18)	13.77	9.88	10	1.23		1.13		1.50		1.33
10/31/13	10.86	.17	1.88	2.05	(.20)	—	(.20)	12.71	19.08	10	1.25		1.15		1.52		1.47
10/31/12[7,10]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	4	.55	[3]	.50	[3]	.88	[3]	.59	[3]
Class C:
4/30/15[7,8]	13.74	.10	.24	.34	(.14)	(.18)	(.32)	13.76	2.56	643	1.21	[9]	1.11	[9]	1.48	[9]	1.49	[9]
10/31/14	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93	491	1.22		1.12		1.49		1.27
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03	237	1.22		1.12		1.49		1.36
10/31/12[7,10]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	40	.54	[3]	.50	[3]	.88	[3]	.53	[3]
Class F-1:
4/30/15[7,8]	13.80	.15	.25	.40	(.19)	(.18)	(.37)	13.83	2.96	76	.48	[9]	.38	[9]	.75	[9]	2.25	[9]
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70	63	.49		.39		.76		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98	33	.49		.39		.76		2.16
10/31/12[7,10]	10.00	.08	.88	.96	(.08)	—	(.08)	10.88	9.66	7	.20	[3]	.15	[3]	.53	[3]	.79	[3]
Class F-2:
4/30/15[7,8]	13.82	.16	.24	.40	(.20)	(.18)	(.38)	13.84	3.00	108	.24	[9]	.14	[9]	.51	[9]	2.42	[9]
10/31/14	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03	73	.23		.13		.50		2.27
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22	33	.24		.14		.51		2.31
10/31/12[7,10]	10.00	.11	.87	.98	(.09)	—	(.09)	10.89	9.81	4	.09	[3]	.04	[3]	.42	[3]	1.06	[3]
Class 529-A:
4/30/15[7,8]	13.80	.15	.23	.38	(.18)	(.18)	(.36)	13.82	2.87	262	.52	[9]	.42	[9]	.79	[9]	2.20	[9]
10/31/14	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67	221	.51		.41		.78		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95	129	.49		.39		.76		2.17
10/31/12[7,10]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.61	36	.26	[3]	.22	[3]	.60	[3]	.84	[3]

See page 61 for footnotes.

American Funds Portfolio Series	47

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of Period (in millions)	expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-B:
4/30/15[7,8]	$13.77	$.10	$.24	$.34	$(.13)	$(.18)	$(.31)	$13.80	2.52%	$1	1.32%[9]		1.22%[9]		1.59%[9]		1.43%[9]
10/31/14	12.71	.16	1.07	1.23	(.16)	(.01)	(.17)	13.77	9.79	2	1.32		1.22		1.59		1.21
10/31/13	10.86	.17	1.87	2.04	(.19)	—	(.19)	12.71	18.99	1	1.34		1.24		1.61		1.45
10/31/12[7,10]	10.00	.06	.86	.92	(.06)	—	(.06)	10.86	9.25	1	.59	[3]	.54	[3]	.92	[3]	.53	[3]
Class 529-C:
4/30/15[7,8]	13.74	.10	.24	.34	(.13)	(.18)	(.31)	13.77	2.58	108	1.30	[9]	1.20	[9]	1.57	[9]	1.42	[9]
10/31/14	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81	93	1.31		1.21		1.58		1.20
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86	56	1.33		1.23		1.60		1.33
10/31/12[7,10]	10.00	.05	.88	.93	(.07)	—	(.07)	10.86	9.29	15	.59	[3]	.54	[3]	.92	[3]	.49	[3]
Class 529-E:
4/30/15[7,8]	13.78	.13	.24	.37	(.17)	(.18)	(.35)	13.80	2.75	14	.77	[9]	.67	[9]	1.04	[9]	1.97	[9]
10/31/14	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42	10	.78		.68		1.05		1.74
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61	6	.79		.69		1.06		1.80
10/31/12[7,10]	10.00	.07	.88	.95	(.08)	—	(.08)	10.87	9.52	1	.34	[3]	.30	[3]	.68	[3]	.63	[3]
Class 529-F-1:
4/30/15[7,8]	13.81	.17	.24	.41	(.20)	(.18)	(.38)	13.84	3.04	18	.30	[9]	.20	[9]	.57	[9]	2.45	[9]
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87	16	.30		.20		.57		2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14	10	.32		.22		.59		2.41
10/31/12[7,10]	10.00	.10	.87	.97	(.08)	—	(.08)	10.89	9.78	1	.14	[3]	.09	[3]	.47	[3]	.89	[3]
Class R-1:
4/30/15[7,8]	13.75	.10	.24	.34	(.14)	(.18)	(.32)	13.77	2.55	8	1.22	[9]	1.12	[9]	1.49	[9]	1.48	[9]
10/31/14	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88	7	1.23		1.13		1.50		1.28
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12	4	1.23		1.13		1.50		1.38
10/31/12[7,10]	10.00	.08	.85	.93	(.07)	—	(.07)	10.86	9.28	1	.54	[3]	.50	[3]	.88	[3]	.79	[3]
Class R-2:
4/30/15[7,8]	13.74	.10	.24	.34	(.14)	(.18)	(.32)	13.76	2.56	54	1.22	[9]	1.12	[9]	1.49	[9]	1.45	[9]
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89	38	1.28		1.18		1.55		1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09	18	1.24		1.14		1.51		1.21
10/31/12[7,10]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.38	1	.48	[3]	.43	[3]	.81	[3]	.52	[3]

48	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of Period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class R-2E:
4/30/15[7,8]	$13.80	$.16	$.24	$.40	$(.19)	$(.18)	$(.37)	$13.83	3.01%[13]	$—	[12]	.35%[9,13]		.25%[9,13]		.62%[9,13]		2.43%[9,13]
10/31/14[7,14]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[13]	—	[12]	.06	[3,13]	.04	[3,13]	.41	[3,13]	.44	[3,13]
Class R-3:
4/30/15[7,8]	13.77	.13	.24	.37	(.17)	(.18)	(.35)	13.79	2.75	35		.78	[9]	.68	[9]	1.05	[9]	1.95	[9]
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31	28		.80		.70		1.07		1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67	13		.80		.70		1.07		1.79
10/31/12[7,10]	10.00	.12	.83	.95	(.08)	—	(.08)	10.87	9.52	1		.31	[3]	.27	[3]	.65	[3]	1.09	[3]
Class R-4:
4/30/15[7,8]	13.80	.12	.28	.40	(.19)	(.18)	(.37)	13.83	2.97	30		.46	[9]	.36	[9]	.73	[9]	1.75	[9]
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75	10		.47		.37		.74		2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95	2		.44		.34		.71		1.97
10/31/12[7,10]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	—	[12]	.16	[3]	.11	[3]	.49	[3]	1.02	[3]
Class R-5:
4/30/15[7,8]	13.84	.17	.25	.42	(.21)	(.18)	(.39)	13.87	3.10	2		.18	[9]	.08	[9]	.45	[9]	2.49	[9]
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99	1		.19		.09		.46		2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35	20		.18		.08		.45		2.58
10/31/12[7,10]	10.00	.10	.88	.98	(.09)	—	(.09)	10.89	9.81	11		.08	[3]	.03	[3]	.41	[3]	.96	[3]
Class R-6:
4/30/15[7,8]	13.82	.18	.24	.42	(.21)	(.18)	(.39)	13.85	3.12	38		.13	[9]	.03	[9]	.40	[9]	2.58	[9]
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13	32		.12		.02		.39		2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26	1		.14		.04		.41		2.27
10/31/12[7,10]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	—	[12]	.14	[3]	.10	[3]	.48	[3]	1.02	[3]

See page 61 for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class A:
4/30/15[7,8]	$13.32	$.12	$.58	$.70	$(.19)	$(.18)	$(.37)	$13.65	4.00%	$2,238	.43%[9]		.33%[9]		.72%[9]		1.75%[9]
10/31/14	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94	1,803	.43		.33		.67		1.67
10/31/13	10.80	.21	1.64	1.85	(.21)	—	—	12.44	17.29	1,010	.45		.35		.69		1.76
10/31/12[7,10]	10.00	.08	.78	.86	(.06)	—	—	10.80	8.62	239	.23	[3]	.18	[3]	.53	[3]	.73	[3]
Class B:
4/30/15[7,8]	13.29	.07	.56	.63	(.13)	(.18)	(.31)	13.61	3.51	6	1.23	[9]	1.13	[9]	1.52	[9]	.98	[9]
10/31/14	12.41	.12	.88	1.00	(.12)	—	(.12)	13.29	8.08	7	1.23		1.13		1.47		.92
10/31/13	10.78	.12	1.63	1.75	(.12)	—	—	12.41	16.38	7	1.25		1.15		1.49		1.03
10/31/12[7,10]	10.00	.04	.79	.83	(.05)	—	—	10.78	8.29	3	.55	[3]	.50	[3]	.85	[3]	.37	[3]
Class C:
4/30/15[7,8]	13.26	.06	.58	.64	(.14)	(.18)	(.32)	13.58	3.60	549	1.21	[9]	1.11	[9]	1.50	[9]	.96	[9]
10/31/14	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11	416	1.22		1.12		1.46		.86
10/31/13	10.78	.11	1.64	1.75	(.14)	—	—	12.39	16.32	197	1.23		1.13		1.47		.96
10/31/12[7,10]	10.00	.04	.79	.83	(.05)	—	—	10.78	8.30	40	.54	[3]	.50	[3]	.85	[3]	.37	[3]
Class F-1:
4/30/15[7,8]	13.32	.11	.59	.70	(.19)	(.18)	(.37)	13.65	3.99	75	.49	[9]	.39	[9]	.78	[9]	1.70	[9]
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94	62	.49		.39		.73		1.63
10/31/13	10.80	.19	1.65	1.84	(.21)	—	—	12.43	17.20	40	.50		.40		.74		1.61
10/31/12[7,10]	10.00	.08	.78	.86	(.06)	—	—	10.80	8.64	4	.19	[3]	.15	[3]	.50	[3]	.79	[3]
Class F-2:
4/30/15[7,8]	13.33	.13	.58	.71	(.20)	(.18)	(.38)	13.66	4.11	87	.24	[9]	.14	[9]	.53	[9]	1.93	[9]
10/31/14	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11	64	.23		.13		.47		1.84
10/31/13	10.81	.23	1.64	1.87	(.23)	—	—	12.45	17.51	29	.25		.15		.49		1.96
10/31/12[7,10]	10.00	.09	.79	.88	(.07)	—	—	10.81	8.80	6	.09	[3]	.04	[3]	.39	[3]	.88	[3]
Class 529-A:
4/30/15[7,8]	13.32	.11	.57	.68	(.18)	(.18)	(.36)	13.64	3.89	171	.52	[9]	.42	[9]	.81	[9]	1.65	[9]
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92	144	.52		.42		.76		1.59
10/31/13	10.79	.21	1.63	1.84	(.20)	—	—	12.43	17.27	90	.49		.39		.73		1.77
10/31/12[7,10]	10.00	.07	.78	.85	(.06)	—	—	10.79	8.51	34	.27	[3]	.23	[3]	.58	[3]	.66	[3]

50	American Funds Portfolio Series

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-B:
4/30/15[7,8]	$13.29	$.06	$.58	$.64	$(.13)	$(.18)	$(.31)	$13.62	3.55%	$1		1.32%[9]		1.22%[9]		1.61%[9]		.89%[9]
10/31/14	12.41	.11	.87	.98	(.10)	—	(.10)	13.29	7.96	1		1.32		1.22		1.56		.87
10/31/13	10.78	.11	1.63	1.74	(.11)	—	—	12.41	16.23	1		1.34		1.24		1.58		.91
10/31/12[7,10]	10.00	.04	.78	.82	(.04)	—	—	10.78	8.25	—	[12]	.59	[3]	.54	[3]	.89	[3]	.38	[3]
Class 529-C:
4/30/15[7,8]	13.27	.06	.57	.63	(.13)	(.18)	(.31)	13.59	3.54	87		1.30	[9]	1.20	[9]	1.59	[9]	.88	[9]
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98	75		1.31		1.21		1.55		.78
10/31/13	10.78	.11	1.63	1.74	(.12)	—	—	12.40	16.26	44		1.33		1.23		1.57		.91
10/31/12[7,10]	10.00	.04	.78	.82	(.04)	—	—	10.78	8.25	14		.59	[3]	.55	[3]	.90	[3]	.33	[3]
Class 529-E:
4/30/15[7,8]	13.30	.09	.59	.68	(.17)	(.18)	(.35)	13.63	3.87	7		.77	[9]	.67	[9]	1.06	[9]	1.40	[9]
10/31/14	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56	5		.78		.68		1.02		1.31
10/31/13	10.79	.17	1.63	1.80	(.17)	—	—	12.42	16.89	3		.80		.70		1.04		1.44
10/31/12[7,10]	10.00	.06	.79	.85	(.06)	—	—	10.79	8.49	1		.35	[3]	.30	[3]	.65	[3]	.61	[3]
Class 529-F-1:
4/30/15[7,8]	13.33	.12	.59	.71	(.20)	(.18)	(.38)	13.66	4.07	15		.30	[9]	.20	[9]	.59	[9]	1.87	[9]
10/31/14	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12	12		.30		.20		.54		1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	—	—	12.44	17.45	9		.32		.22		.56		2.03
10/31/12[7,10]	10.00	.09	.77	.86	(.06)	—	—	10.80	8.67	1		.14	[3]	.09	[3]	.44	[3]	.85	[3]
Class R-1:
4/30/15[7,8]	13.27	.06	.58	.64	(.14)	(.18)	(.32)	13.59	3.59	9		1.22	[9]	1.12	[9]	1.51	[9]	.91	[9]
10/31/14	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06	7		1.23		1.13		1.47		.89
10/31/13	10.78	.11	1.64	1.75	(.13)	—	—	12.40	16.40	4		1.24		1.14		1.48		.95
10/31/12[7,10]	10.00	.04	.79	.83	(.05)	—	—	10.78	8.32	1		.55	[3]	.50	[3]	.85	[3]	.36	[3]
Class R-2:
4/30/15[7,8]	13.27	.06	.58	.64	(.14)	(.18)	(.32)	13.59	3.60	48		1.23	[9]	1.13	[9]	1.52	[9]	.93	[9]
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04	36		1.28		1.18		1.52		.79
10/31/13	10.79	.11	1.64	1.75	(.14)	—	—	12.40	16.33	15		1.25		1.15		1.49		.90
10/31/12[7,10]	10.00	.04	.81	.85	(.06)	—	—	10.79	8.50	3		.48	[3]	.44	[3]	.79	[3]	.40	[3]

See page 61 for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class R-2E:
4/30/15[7,8]	$13.31	$.12	$.58	$.70	$(.19)	$(.18)	$(.37)	$13.64	4.05%[13]	$—	[12]	.35%[9,13]		.25%[9,13]		.64%[9,13]		1.86%[9,13]
10/31/14[7,14]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[13]	—	[12]	.06	[3,13]	.04	[3,13]	.38	[3,13]	.31	[3,13]
Class R-3:
4/30/15[7,8]	13.30	.09	.58	.67	(.17)	(.18)	(.35)	13.62	3.80	51		.78	[9]	.68	[9]	1.07	[9]	1.39	[9]
10/31/14	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56	35		.81		.71		1.05		1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	—	—	12.42	16.86	18		.80		.70		1.04		1.36
10/31/12[7,10]	10.00	.10	.75	.85	(.06)	—	—	10.79	8.53	5		.31	[3]	.26	[3]	.61	[3]	.89	[3]
Class R-4:
4/30/15[7,8]	13.32	.11	.59	.70	(.19)	(.18)	(.37)	13.65	3.99	45		.47	[9]	.37	[9]	.76	[9]	1.69	[9]
10/31/14	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88	40		.47		.37		.71		1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	—	—	12.44	17.33	24		.43		.33		.67		1.71
10/31/12[7,10]	10.00	.10	.76	.86	(.06)	—	—	10.80	8.61	1		.20	[3]	.15	[3]	.50	[3]	.92	[3]
Class R-5:
4/30/15[7,8]	13.34	.14	.58	.72	(.21)	(.18)	(.39)	13.67	4.13	9		.18	[9]	.08	[9]	.47	[9]	2.03	[9]
10/31/14	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24	9		.19		.09		.43		2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	—	—	12.45	17.56	15		.18		.08		.42		2.06
10/31/12[7,10]	10.00	.09	.79	.88	(.07)	—	—	10.81	8.80	7		.08	[3]	.03	[3]	.38	[3]	.83	[3]
Class R-6:
4/30/15[7,8]	13.34	.13	.59	.72	(.21)	(.18)	(.39)	13.67	4.16	71		.13	[9]	.03	[9]	.42	[9]	1.99	[9]
10/31/14	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29	39		.13		.03		.37		1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	—	—	12.45	17.57	10		.14		.04		.38		2.01
10/31/12[7,10]	10.00	.10	.77	.87	(.06)	—	—	10.81	8.77	—	[12]	.13	[3]	.08	[3]	.43	[3]	.93	[3]

52	American Funds Portfolio Series

Income Portfolio

		Income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class A:
4/30/15[7,8]	$11.98	$.21	$.09	$.30	$(.20)	$(.04)	$(.24)	$12.04	2.55%	$2,103	.45%[9]		.35%[9]		.65%[9]		3.53%[9]
10/31/14	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94	1,766	.45		.35		.66		3.18
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19	1,067	.48		.38		.68		3.28
10/31/12[7,10]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.84	307	.23	[3]	.18	[3]	.49	[3]	1.54	[3]
Class B:
4/30/15[7,8]	11.96	.16	.09	.25	(.16)	(.04)	(.20)	12.01	2.06	5	1.23	[9]	1.13	[9]	1.43	[9]	2.76	[9]
10/31/14	11.43	.28	.53	.81	(.27)	(.01)	(.28)	11.96	7.17	6	1.23		1.13		1.44		2.40
10/31/13	10.55	.28	.90	1.18	(.30)	—	(.30)	11.43	11.35	6	1.25		1.15		1.45		2.51
10/31/12[7,10]	10.00	.13	.51	.64	(.09)	—	(.09)	10.55	6.47	2	.55	[3]	.50	[3]	.81	[3]	1.26	[3]
Class C:
4/30/15[7,8]	11.93	.16	.09	.25	(.16)	(.04)	(.20)	11.98	2.13	479	1.22	[9]	1.12	[9]	1.42	[9]	2.75	[9]
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19	381	1.22		1.12		1.43		2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35	214	1.23		1.13		1.43		2.51
10/31/12[7,10]	10.00	.12	.52	.64	(.10)	—	(.10)	10.54	6.41	58	.54	[3]	.50	[3]	.81	[3]	1.20	[3]
Class F-1:
4/30/15[7,8]	11.99	.21	.08	.29	(.20)	(.04)	(.24)	12.04	2.45	71	.49	[9]	.39	[9]	.69	[9]	3.50	[9]
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97	62	.49		.39		.70		3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17	42	.51		.41		.71		3.31
10/31/12[7,10]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.85	18	.20	[3]	.16	[3]	.47	[3]	1.50	[3]
Class F-2:
4/30/15[7,8]	12.00	.22	.09	.31	(.22)	(.04)	(.26)	12.05	2.57	76	.24	[9]	.14	[9]	.44	[9]	3.73	[9]
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32	59	.23		.13		.44		3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44	36	.25		.15		.45		3.50
10/31/12[7,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.90	10	.09	[3]	.04	[3]	.35	[3]	1.61	[3]
Class 529-A:
4/30/15[7,8]	11.98	.20	.10	.30	(.20)	(.04)	(.24)	12.04	2.51	69	.53	[9]	.43	[9]	.73	[9]	3.45	[9]
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94	62	.53		.43		.74		3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14	39	.55		.45		.75		3.20
10/31/12[7,10]	10.00	.16	.51	.67	(.11)	—	(.11)	10.56	6.72	13	.25	[3]	.20	[3]	.51	[3]	1.56	[3]

See page 61 for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Income Portfolio

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-B:
4/30/15[7,8]	$11.96	$.16	$.09	$.25	$(.15)	$(.04)	$(.19)	$12.02	2.07%	$1		1.32%[9]		1.22%[9]		1.52%[9]		2.64%[9]
10/31/14	11.43	.27	.54	.81	(.27)	(.01)	(.28)	11.96	7.10	1		1.32		1.22		1.53		2.34
10/31/13	10.55	.27	.90	1.17	(.29)	—	(.29)	11.43	11.23	1		1.34		1.24		1.54		2.45
10/31/12[7,10]	10.00	.12	.53	.65	(.10)	—	(.10)	10.55	6.50	—	[12]	.58	[3]	.53	[3]	.84	[3]	1.12	[3]
Class 529-C:
4/30/15[7,8]	11.93	.16	.10	.26	(.16)	(.04)	(.20)	11.99	2.15	45		1.31	[9]	1.21	[9]	1.51	[9]	2.66	[9]
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06	40		1.31		1.21		1.52		2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23	29		1.33		1.23		1.53		2.42
10/31/12[7,10]	10.00	.13	.51	.64	(.10)	—	(.10)	10.54	6.41	9		.59	[3]	.54	[3]	.85	[3]	1.20	[3]
Class 529-E:
4/30/15[7,8]	11.97	.19	.09	.28	(.19)	(.04)	(.23)	12.02	2.32	6		.77	[9]	.67	[9]	.97	[9]	3.19	[9]
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70	5		.78		.68		.99		2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80	3		.80		.70		1.00		2.98
10/31/12[7,10]	10.00	.15	.52	.67	(.11)	—	(.11)	10.56	6.69	1		.35	[3]	.30	[3]	.61	[3]	1.47	[3]
Class 529-F-1:
4/30/15[7,8]	11.99	.22	.09	.31	(.21)	(.04)	(.25)	12.05	2.63	6		.30	[9]	.20	[9]	.50	[9]	3.66	[9]
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16	4		.30		.20		.51		3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36	2		.33		.23		.53		3.54
10/31/12[7,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.89	—	[12]	.14	[3]	.09	[3]	.40	[3]	1.63	[3]
Class R-1:
4/30/15[7,8]	11.94	.16	.09	.25	(.16)	(.04)	(.20)	11.99	2.12	1		1.23	[9]	1.13	[9]	1.43	[9]	2.76	[9]
10/31/14	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20	2		1.23		1.13		1.44		2.34
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36	1		1.23		1.13		1.43		2.57
10/31/12[7,10]	10.00	.17	.49	.66	(.11)	—	(.11)	10.55	6.59	—	[12]	.48	[3]	.43	[3]	.74	[3]	1.63	[3]
Class R-2:
4/30/15[7,8]	11.94	.16	.09	.25	(.16)	(.04)	(.20)	11.99	2.13	20		1.22	[9]	1.12	[9]	1.42	[9]	2.77	[9]
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10	15		1.29		1.19		1.50		2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26	10		1.25		1.15		1.45		2.44
10/31/12[7,10]	10.00	.13	.53	.66	(.10)	—	(.10)	10.56	6.67	2		.50	[3]	.45	[3]	.76	[3]	1.28	[3]

54	American Funds Portfolio Series

Income Portfolio

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class R-2E:
4/30/15[7,8]	$11.98	$.22	$.09	$.31	$(.21)	$(.04)	$(.25)	$12.04	2.60%[13]		$—	[12]	.36%[9,13]		.25%[9,13]		.55%[9,13]		3.64%[9,13]
10/31/14[7,14]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07	[13]	—	[12]	.06	[3,13]	.04	[3,13]	.35	[3,13]	.69	[3,13]
Class R-3:
4/30/15[7,8]	11.97	.19	.09	.28	(.19)	(.04)	(.23)	12.02	2.34		16		.78	[9]	.68	[9]	.98	[9]	3.17	[9]
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58		11		.81		.71		1.02		2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86		6		.81		.71		1.01		2.83
10/31/12[7,10]	10.00	.19	.48	.67	(.11)	—	(.11)	10.56	6.75		2		.31	[3]	.26	[3]	.57	[3]	1.85	[3]
Class R-4:
4/30/15[7,8]	11.99	.20	.09	.29	(.20)	(.04)	(.24)	12.04	2.47		17		.46	[9]	.36	[9]	.66	[9]	3.37	[9]
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99		10		.47		.37		.68		3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24		6		.45		.35		.65		3.37
10/31/12[7,10]	10.00	.23	.46	.69	(.12)	—	(.12)	10.57	6.89		1		.18	[3]	.14	[3]	.45	[3]	2.21	[3]
Class R-5:
4/30/15[7,8]	12.00	.22	.10	.32	(.22)	(.04)	(.26)	12.06	2.68		3		.18	[9]	.08	[9]	.38	[9]	3.74	[9]
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24		2		.19		.09		.40		3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58		9		.19		.09		.39		3.54
10/31/12[7,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.91		5		.08	[3]	.03	[3]	.34	[3]	1.68	[3]
Class R-6:
4/30/15[7,8]	12.00	.23	.09	.32	(.22)	(.04)	(.26)	12.06	2.70		14		.13	[9]	.03	[9]	.33	[9]	3.78	[9]
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33		12		.13		.03		.34		3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57		2		.13		.03		.33		3.29
10/31/12[7,10]	10.00	.19	.50	.69	(.12)	—	(.12)	10.57	6.89		—	[12]	.14	[3]	.09	[3]	.40	[3]	1.79	[3]

See page 61 for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class A:
4/30/15[7,8]	$12.48	$.17	$.14	$.31	$(.14)	$(.03)	$(.17)	$12.62	2.51%	$552		.54%[9]		.44%[9]		.80%[9]		2.71%[9]
10/31/14	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25	413		.54		.44		.81		2.85
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28	220		.55		.45		.82		2.93
10/31/12[7,10]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	66		.24	[3]	.19	[3]	.55	[3]	1.45	[3]
Class B:
4/30/15[7,8]	12.47	.12	.14	.26	(.09)	(.03)	(.12)	12.61	2.11	—	[12]	1.25	[9]	1.15	[9]	1.51	[9]	1.98	[9]
10/31/14	11.52	.26	.94	1.20	(.25)	—	(.25)	12.47	10.55	—	[12]	1.25		1.15		1.52		2.16
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38	—	[12]	1.28		1.18		1.55		2.24
10/31/12[7,10]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	—	[12]	.52	[3]	.48	[3]	.84	[3]	1.20	[3]
Class C:
4/30/15[7,8]	12.43	.12	.14	.26	(.10)	(.03)	(.13)	12.56	2.12	83		1.24	[9]	1.14	[9]	1.50	[9]	2.00	[9]
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49	60		1.24		1.14		1.51		2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45	27		1.27		1.17		1.54		2.21
10/31/12[7,10]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	8		.55	[3]	.50	[3]	.86	[3]	1.01	[3]
Class F-1:
4/30/15[7,8]	12.48	.17	.14	.31	(.14)	(.03)	(.17)	12.62	2.51	19		.51	[9]	.41	[9]	.77	[9]	2.72	[9]
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25	16		.51		.41		.78		2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31	11		.53		.43		.80		2.92
10/31/12[7,10]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	3		.19	[3]	.15	[3]	.51	[3]	1.30	[3]
Class F-2:
4/30/15[7,8]	12.50	.18	.14	.32	(.16)	(.03)	(.19)	12.63	2.56	29		.27	[9]	.17	[9]	.53	[9]	2.96	[9]
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71	18		.24		.14		.51		3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46	6		.28		.18		.55		3.21
10/31/12[7,10]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	1		.10	[3]	.05	[3]	.41	[3]	1.48	[3]

56	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	expenses to average net assets before reimbursements/ waivers[5]		expenses to average net assets after reimbursements/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class A:
4/30/15[7,8]	$9.95	$.04	$.07	$.11	$(.05)	$10.01	1.06%	$489	.55%[9]		.45%[9]		.75%[9]		.90%[9]
10/31/14	9.91	.10	.04	.14	(.10)	9.95	1.44	436	.50		.39		.69		1.01
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.59)	333	.53		.41		.71		1.13
10/31/12[7,10]	10.00	.06	.07	.13	(.05)	10.08	1.26	163	.23	[3]	.19	[3]	.50	[3]	.60	[3]
Class B:
4/30/15[7,8]	9.95	.01	.06	.07	(.01)	10.01	.71	1	1.27	[9]	1.17	[9]	1.47	[9]	.17	[9]
10/31/14	9.91	.03	.03	.06	(.02)	9.95	.64	2	1.26		1.15		1.45		.28
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	2	1.28		1.17		1.47		.38
10/31/12[7,10]	10.00	.03	.07	.10	(.02)	10.08	.97	2	.55	[3]	.51	[3]	.82	[3]	.28	[3]
Class C:
4/30/15[7,8]	9.94	.01	.05	.06	(.01)	9.99	.63	106	1.25	[9]	1.15	[9]	1.45	[9]	.20	[9]
10/31/14	9.90	.03	.04	.07	(.03)	9.94	.68	93	1.25		1.14		1.44		.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.29)	67	1.27		1.15		1.45		.39
10/31/12[7,10]	10.00	.03	.06	.09	(.02)	10.07	.93	33	.55	[3]	.50	[3]	.81	[3]	.28	[3]
Class F-1:
4/30/15[7,8]	9.96	.05	.05	.10	(.05)	10.01	.97	11	.53	[9]	.43	[9]	.73	[9]	.93	[9]
10/31/14	9.91	.10	.05	.15	(.10)	9.96	1.51	9	.51		.41		.71		1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	6	.54		.42		.72		1.13
10/31/12[7,10]	10.00	.06	.07	.13	(.05)	10.08	1.33	7	.20	[3]	.15	[3]	.46	[3]	.63	[3]
Class F-2:
4/30/15[7,8]	9.95	.06	.06	.12	(.06)	10.01	1.19	15	.28	[9]	.18	[9]	.48	[9]	1.18	[9]
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.67	12	.25		.15		.45		1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.34)	6	.28		.17		.47		1.37
10/31/12[7,10]	10.00	.07	.07	.14	(.06)	10.08	1.40	3	.10	[3]	.05	[3]	.36	[3]	.74	[3]
Class 529-A:
4/30/15[7,8]	9.95	.04	.05	.09	(.04)	10.00	.95	48	.57	[9]	.47	[9]	.77	[9]	.88	[9]
10/31/14	9.91	.09	.04	.13	(.09)	9.95	1.36	44	.56		.45		.75		.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	33	.56		.44		.74		1.09
10/31/12[7,10]	10.00	.06	.06	.12	(.04)	10.08	1.25	17	.26	[3]	.22	[3]	.53	[3]	.57	[3]

See page 61 for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimbursements/ waivers[5]		expenses to average net assets after reimbursements/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class 529-B:
4/30/15[7,8]	$9.96	$.01	$.05	$.06	$(.01)	$10.01	.58%	$—	[12]	1.35%[9]		1.25%[9]		1.55%[9]		.11%[9]
10/31/14	9.92	.02	.04	.06	(.02)	9.96	.56	—	[12]	1.34		1.23		1.53		.20
10/31/13	10.08	.03	(.16)	(.13)	(.03)	9.92	(1.33)	—	[12]	1.38		1.26		1.56		.29
10/31/12[7,10]	10.00	.02	.07	.09	(.01)	10.08	.89	1		.59	[3]	.55	[3]	.86	[3]	.25	[3]
Class 529-C:
4/30/15[7,8]	9.95	.01	.05	.06	(.01)	10.00	.59	24		1.34	[9]	1.24	[9]	1.54	[9]	.11	[9]
10/31/14	9.91	.02	.04	.06	(.02)	9.95	.60	22		1.34		1.23		1.53		.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	9.91	(1.38)	17		1.37		1.25		1.55		.29
10/31/12[7,10]	10.00	.02	.07	.09	(.01)	10.08	.93	9		.60	[3]	.55	[3]	.86	[3]	.24	[3]
Class 529-E:
4/30/15[7,8]	9.95	.03	.05	.08	(.03)	10.00	.84	3		.81	[9]	.71	[9]	1.01	[9]	.64	[9]
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.12	2		.80		.70		1.00		.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	9.91	(.78)	2		.83		.71		1.01		.83
10/31/12[7,10]	10.00	.05	.06	.11	(.04)	10.07	1.13	1		.35	[3]	.31	[3]	.62	[3]	.47	[3]
Class 529-F-1:
4/30/15[7,8]	9.95	.06	.04	.10	(.05)	10.00	1.06	8		.34	[9]	.24	[9]	.54	[9]	1.11	[9]
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.59	8		.33		.22		.52		1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	9.91	(.40)	6		.35		.24		.54		1.28
10/31/12[7,10]	10.00	.07	.07	.14	(.06)	10.08	1.37	1		.14	[3]	.10	[3]	.41	[3]	.68	[3]
Class R-1:
4/30/15[7,8]	9.95	.01	.05	.06	(.01)	10.00	.65	1		1.27	[9]	1.17	[9]	1.47	[9]	.20	[9]
10/31/14	9.91	.02	.05	.07	(.03)	9.95	.66	1		1.26		1.15		1.45		.25
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	1		1.27		1.15		1.45		.39
10/31/12[7,10]	10.00	.03	.10	.13	(.05)	10.08	1.30	—	[12]	.45	[3]	.41	[3]	.72	[3]	.35	[3]
Class R-2:
4/30/15[7,8]	9.94	.01	.05	.06	(.01)	9.99	.64	10		1.24	[9]	1.14	[9]	1.44	[9]	.21	[9]
10/31/14	9.90	.02	.04	.06	(.02)	9.94	.62	8		1.33		1.22		1.52		.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.30)	6		1.29		1.17		1.47		.36
10/31/12[7,10]	10.00	.03	.08	.11	(.04)	10.07	1.11	1		.47	[3]	.42	[3]	.73	[3]	.33	[3]

58	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]									Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)			expenses to average net assets before reimbursements/ waivers[5]		expenses to average net assets after reimbursements/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class R-2E:
4/30/15[7,8]	$9.96	$.05	$.05	$.10	$(.05)	$10.01	1.04%[13]		$—	[12]	.38%[9,13]		.28%[9,13]		.58%[9,13]		1.07%[9,13]
10/31/14[7,14]	9.96	.02	— [11]	.02	(.02)	9.96	.16		—	[12]	.06	[13]	.04	[13]	.34	[13]	.17	[13]
Class R-3:
4/30/15[7,8]	9.95	.03	.05	.08	(.03)	10.00	.83		10.82			[9]	.72	[9]	1.02	[9]	.63	[9]
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.09		7.84				.73		1.03		.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	9.91	(.85)		5.83				.72		1.02		.80
10/31/12[7,10]	10.00	.05	.07	.12	(.04)	10.08	1.19		—	[12]	.33	[3]	.29	[3]	.60	[3]	.51	[3]
Class R-4:
4/30/15[7,8]	9.96	.05	.05	.10	(.05)	10.01	.98		4.50			[9]	.40	[9]	.70	[9]	.96	[9]
10/31/14	9.92	.10	.04	.14	(.10)	9.96	1.43		3.49				.39		.69		1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	9.92	(.45)		1.49				.38		.68		1.16
10/31/12[7,10]	10.00	.06	.08	.14	(.06)	10.08	1.36		—	[12]	.17	[3]	.13	[3]	.44	[3]	.63	[3]
Class R-5:
4/30/15[7,8]	9.96	.06	.05	.11	(.06)	10.01	1.11		—	[12]	.23	[9]	.13	[9]	.43	[9]	1.21	[9]
10/31/14	9.91	.14	.04	.18	(.13)	9.96	1.78		1.22				.11		.41		1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.28)		4.22				.10		.40		1.44
10/31/12[7,10]	10.00	.07	.07	.14	(.06)	10.08	1.42		3.08			[3]	.04	[3]	.35	[3]	.75	[3]
Class R-6:
4/30/15[7,8]	9.96	.06	.05	.11	(.06)	10.01	1.14		6.17			[9]	.07	[9]	.37	[9]	1.28	[9]
10/31/14	9.91	.13	.05	.18	(.13)	9.96	1.76		6.14				.04		.34		1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	9.91	(.16)		—	[12]	.20		.08		.38		1.45
10/31/12[7,10]	10.00	.07	.06	.13	(.05)	10.08	1.34		—	[12]	.13	[3]	.08	[3]	.39	[3]	.72	[3]

See page 61 for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimbursements/ waivers[5]		expenses to average net assets after reimbursements/ waivers[4,5]		Net effective expense ratio[4,6]		Ratio of net income to average net assets[4]
Class A:
4/30/15[7,8]	$9.99	$.12	$(.07)	$.05	$(.11)	$9.93	.53%	$193		.57%[9]		.45%[9]		.76%[9]		2.44%[9]
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.50	159		.56		.44		.75		2.59
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)	123		.58		.45		.76		2.54
10/31/12[7,10]	10.00	.12	.09	.21	(.10)	10.11	2.10	72		.24	[3]	.19	[3]	.50	[3]	1.22	[3]
Class B:
4/30/15[7,8]	10.00	.09	(.07)	.02	(.08)	9.94	.19	—	[12]	1.27	[9]	1.15	[9]	1.46	[9]	1.73	[9]
10/31/14	9.82	.19	.17	.36	(.18)	10.00	3.74	—	[12]	1.27		1.15		1.46		1.91
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)	—	[12]	1.29		1.16		1.47		1.83
10/31/12[7,10]	10.00	.09	.09	.18	(.06)	10.12	1.84	—	[12]	.53	[3]	.49	[3]	.80	[3]	.92	[3]
Class C:
4/30/15[7,8]	9.98	.09	(.07)	.02	(.08)	9.92	.20	46		1.27	[9]	1.15	[9]	1.46	[9]	1.74	[9]
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79	42		1.26		1.14		1.45		1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	39		1.28		1.15		1.46		1.85
10/31/12[7,10]	10.00	.09	.09	.18	(.08)	10.10	1.77	22		.55	[3]	.51	[3]	.82	[3]	.89	[3]
Class F-1:
4/30/15[7,8]	9.99	.12	(.06)	.06	(.11)	9.94	.64	4		.54	[9]	.42	[9]	.73	[9]	2.46	[9]
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54	4		.52		.40		.71		2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5		.56		.42		.73		2.56
10/31/12[7,10]	10.00	.12	.09	.21	(.10)	10.11	2.13	9		.20	[3]	.16	[3]	.47	[3]	1.24	[3]
Class F-2:
4/30/15[7,8]	9.99	.13	(.06)	.07	(.13)	9.93	.67	16		.29	[9]	.17	[9]	.48	[9]	2.71	[9]
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81	11		.26		.15		.46		2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8		.30		.16		.47		2.82
10/31/12[7,10]	10.00	.13	.09	.22	(.11)	10.11	2.25	12		.10	[3]	.05	[3]	.36	[3]	1.34	[3]

60	American Funds Portfolio Series

	Six months ended		Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2015[3,7,8]		2014		2013		2012[3,7,9,16]
Global Growth Portfolio	—%[17]		—%[17]		—%[17]		40%
Growth Portfolio	—	[17]	—	[17]	—	[17]	24
Growth and Income Portfolio	—	[17]	—	[17]	—	[17]	7
Balanced Portfolio	14		—	[17]	—	[17]	9
Income Portfolio	—	[17]	—	[17]	—	[17]	7
Tax-Advantaged Income Portfolio	—	[17]	1		2	[16]	45
Preservation Portfolio	1		5		11	[16]	16
Tax-Exempt Preservation Portfolio	4		14		28	[16]	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	Not annualized.
[4]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC reimbursed other fees and expenses for Preservation Portfolio. During the periods shown, CRMC also reimbursed other fees and expenses for Tax-Exempt Preservation Portfolio.
[5]	This column does not include expenses of the underlying funds in which each fund invests.
[6]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 62 to 70 for further information regarding fees and expenses.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	Unaudited.
[9]	Annualized.
[10]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[11]	Amount less than $.01.
[12]	Amount less than $1 million.
[13]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[14]	Class R-2E shares were offered beginning August 29, 2014.
[15]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[16]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[17]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Portfolio Series	61

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2014, through April 30, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

62	American Funds Portfolio Series

Global Growth Portfolio

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,043.76	$1.72	.34%	$4.21	.83%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	4.16	.83
Class B – actual return	1,000.00	1,039.31	5.76	1.14	8.24	1.63
Class B – assumed 5% return	1,000.00	1,019.14	5.71	1.14	8.15	1.63
Class C – actual return	1,000.00	1,038.94	5.71	1.13	8.19	1.62
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	8.10	1.62
Class F-1 – actual return	1,000.00	1,042.99	2.03	.40	4.51	.89
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	4.46	.89
Class F-2 – actual return	1,000.00	1,044.59	.81	.16	3.30	.65
Class F-2 – assumed 5% return	1,000.00	1,024.00	.80	.16	3.26	.65
Class 529-A – actual return	1,000.00	1,042.54	2.13	.42	4.61	.91
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.56	.91
Class 529-B – actual return	1,000.00	1,038.37	6.22	1.23	8.69	1.72
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	8.60	1.72
Class 529-C – actual return	1,000.00	1,038.86	6.17	1.22	8.64	1.71
Class 529-C – assumed 5% return	1,000.00	1,018.74	6.11	1.22	8.55	1.71
Class 529-E – actual return	1,000.00	1,041.55	3.49	.69	5.97	1.18
Class 529-E – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.91	1.18
Class 529-F-1 – actual return	1,000.00	1,044.36	1.06	.21	3.55	.70
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	3.51	.70
Class R-1 – actual return	1,000.00	1,039.20	5.71	1.13	8.19	1.62
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	8.10	1.62
Class R-2 – actual return	1,000.00	1,039.29	5.76	1.14	8.24	1.63
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	8.15	1.63
Class R-2E – actual return	1,000.00	1,044.06	1.32	.26	3.80	.75
Class R-2E – assumed 5% return	1,000.00	1,023.51	1.30	.26	3.76	.75
Class R-3 – actual return	1,000.00	1,041.52	3.54	.70	6.02	1.19
Class R-3 – assumed 5% return	1,000.00	1,021.32	3.51	.70	5.96	1.19
Class R-4 – actual return	1,000.00	1,043.40	1.93	.38	4.41	.87
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	4.36	.87
Class R-5 – actual return	1,000.00	1,044.97	.46	.09	2.94	.58
Class R-5 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.91	.58
Class R-6 – actual return	1,000.00	1,045.20	.25	.05	2.74	.54
Class R-6 – assumed 5% return	1,000.00	1,024.55	.25	.05	2.71	.54

See page 70 for footnotes.

American Funds Portfolio Series	63

Growth Portfolio

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,060.99	$1.69	.33%	$3.88	.76%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.81	.76
Class B – actual return	1,000.00	1,056.63	5.81	1.14	8.01	1.57
Class B – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.85	1.57
Class C – actual return	1,000.00	1,056.65	5.71	1.12	7.90	1.55
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.75	1.55
Class F-1 – actual return	1,000.00	1,060.42	1.99	.39	4.19	.82
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class F-2 – actual return	1,000.00	1,062.25	.72	.14	2.91	.57
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.86	.57
Class 529-A – actual return	1,000.00	1,060.46	2.04	.40	4.24	.83
Class 529-A – assumed 5% return	1,000.00	1,022.81	2.01	.40	4.16	.83
Class 529-B – actual return	1,000.00	1,056.00	6.22	1.22	8.41	1.65
Class 529-B – assumed 5% return	1,000.00	1,018.74	6.11	1.22	8.25	1.65
Class 529-C – actual return	1,000.00	1,056.81	6.17	1.21	8.36	1.64
Class 529-C – assumed 5% return	1,000.00	1,018.79	6.06	1.21	8.20	1.64
Class 529-E – actual return	1,000.00	1,059.04	3.47	.68	5.67	1.11
Class 529-E – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.56	1.11
Class 529-F-1 – actual return	1,000.00	1,061.27	1.02	.20	3.22	.63
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	3.16	.63
Class R-1 – actual return	1,000.00	1,057.00	5.76	1.13	7.96	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.80	1.56
Class R-2 – actual return	1,000.00	1,056.95	5.76	1.13	7.96	1.56
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.80	1.56
Class R-2E – actual return	1,000.00	1,061.19	1.48	.29	3.68	.72
Class R-2E – assumed 5% return	1,000.00	1,023.36	1.45	.29	3.61	.72
Class R-3 – actual return	1,000.00	1,058.97	3.52	.69	5.72	1.12
Class R-3 – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.61	1.12
Class R-4 – actual return	1,000.00	1,060.41	1.89	.37	4.09	.80
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	4.01	.80
Class R-5 – actual return	1,000.00	1,062.31	.41	.08	2.61	.51
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.56	.51
Class R-6 – actual return	1,000.00	1,062.38	.20	.04	2.40	.47
Class R-6 – assumed 5% return	1,000.00	1,024.60	.20	.04	2.36	.47

64	American Funds Portfolio Series

Growth and Income Portfolio

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,029.82	$1.66	.33%	$3.52	.70%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.51	.70
Class B – actual return	1,000.00	1,024.94	5.67	1.13	7.53	1.50
Class B – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.50	1.50
Class C – actual return	1,000.00	1,025.62	5.57	1.11	7.43	1.48
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class F-1 – actual return	1,000.00	1,029.56	1.91	.38	3.77	.75
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.76	.75
Class F-2 – actual return	1,000.00	1,030.00	.70	.14	2.57	.51
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.56	.51
Class 529-A – actual return	1,000.00	1,028.68	2.11	.42	3.97	.79
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.96	.79
Class 529-B – actual return	1,000.00	1,025.17	6.13	1.22	7.98	1.59
Class 529-B – assumed 5% return	1,000.00	1,018.74	6.11	1.22	7.95	1.59
Class 529-C – actual return	1,000.00	1,025.77	6.03	1.20	7.89	1.57
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.85	1.57
Class 529-E – actual return	1,000.00	1,027.55	3.37	.67	5.23	1.04
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.21	1.04
Class 529-F-1 – actual return	1,000.00	1,030.37	1.01	.20	2.87	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.86	.57
Class R-1 – actual return	1,000.00	1,025.47	5.62	1.12	7.48	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2 – actual return	1,000.00	1,025.64	5.63	1.12	7.48	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2E – actual return	1,000.00	1,030.11	1.26	.25	3.12	.62
Class R-2E – assumed 5% return	1,000.00	1,023.55	1.25	.25	3.11	.62
Class R-3 – actual return	1,000.00	1,027.53	3.42	.68	5.28	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.26	1.05
Class R-4 – actual return	1,000.00	1,029.74	1.81	.36	3.67	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5 – actual return	1,000.00	1,030.98	.40	.08	2.27	.45
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.26	.45
Class R-6 – actual return	1,000.00	1,031.19	.15	.03	2.01	.40
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.01	.40

See page 70 for footnotes.

American Funds Portfolio Series	65

Balanced Portfolio

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,040.03	$1.67	.33%	$3.64	.72%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.61	.72
Class B – actual return	1,000.00	1,035.15	5.70	1.13	7.67	1.52
Class B – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.60	1.52
Class C – actual return	1,000.00	1,035.98	5.60	1.11	7.57	1.50
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.50	1.50
Class F-1 – actual return	1,000.00	1,039.90	1.97	.39	3.95	.78
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.91	.78
Class F-2 – actual return	1,000.00	1,041.12	.71	.14	2.68	.53
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.66	.53
Class 529-A – actual return	1,000.00	1,038.90	2.12	.42	4.09	.81
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.06	.81
Class 529-B – actual return	1,000.00	1,035.49	6.16	1.22	8.13	1.61
Class 529-B – assumed 5% return	1,000.00	1,018.74	6.11	1.22	8.05	1.61
Class 529-C – actual return	1,000.00	1,035.37	6.06	1.20	8.02	1.59
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.95	1.59
Class 529-E – actual return	1,000.00	1,038.66	3.39	.67	5.36	1.06
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.31	1.06
Class 529-F-1 – actual return	1,000.00	1,040.73	1.01	.20	2.99	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.96	.59
Class R-1 – actual return	1,000.00	1,035.88	5.65	1.12	7.62	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class R-2 – actual return	1,000.00	1,035.97	5.70	1.13	7.67	1.52
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.60	1.52
Class R-2E – actual return	1,000.00	1,040.51	1.26	.25	3.24	.64
Class R-2E – assumed 5% return	1,000.00	1,023.55	1.25	.25	3.21	.64
Class R-3 – actual return	1,000.00	1,038.03	3.44	.68	5.41	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.36	1.07
Class R-4 – actual return	1,000.00	1,039.93	1.87	.37	3.84	.76
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.81	.76
Class R-5 – actual return	1,000.00	1,041.31	.40	.08	2.38	.47
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.36	.47
Class R-6 – actual return	1,000.00	1,041.56	.15	.03	2.13	.42
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.11	.42

66	American Funds Portfolio Series

Income Portfolio

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,025.48	$1.76	.35%	$3.26	.65%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.26	.65
Class B – actual return	1,000.00	1,020.63	5.66	1.13	7.16	1.43
Class B – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.15	1.43
Class C – actual return	1,000.00	1,021.28	5.61	1.12	7.12	1.42
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class F-1 – actual return	1,000.00	1,024.48	1.96	.39	3.46	.69
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.46	.69
Class F-2 – actual return	1,000.00	1,025.68	.70	.14	2.21	.44
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.21	.44
Class 529-A – actual return	1,000.00	1,025.12	2.16	.43	3.67	.73
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.66	.73
Class 529-B – actual return	1,000.00	1,020.71	6.11	1.22	7.62	1.52
Class 529-B – assumed 5% return	1,000.00	1,018.74	6.11	1.22	7.60	1.52
Class 529-C – actual return	1,000.00	1,021.54	6.06	1.21	7.57	1.51
Class 529-C – assumed 5% return	1,000.00	1,018.79	6.06	1.21	7.55	1.51
Class 529-E – actual return	1,000.00	1,023.20	3.36	.67	4.87	.97
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.86	.97
Class 529-F-1 – actual return	1,000.00	1,026.30	1.00	.20	2.51	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.51	.50
Class R-1 – actual return	1,000.00	1,021.20	5.66	1.13	7.17	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.15	1.43
Class R-2 – actual return	1,000.00	1,021.31	5.61	1.12	7.12	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class R-2E – actual return	1,000.00	1,025.95	1.26	.25	2.76	.55
Class R-2E – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.76	.55
Class R-3 – actual return	1,000.00	1,023.36	3.41	.68	4.92	.98
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	4.91	.98
Class R-4 – actual return	1,000.00	1,024.69	1.81	.36	3.31	.66
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class R-5 – actual return	1,000.00	1,026.81	.40	.08	1.91	.38
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.91	.38
Class R-6 – actual return	1,000.00	1,027.02	.15	.03	1.66	.33
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.66	.33

See page 70 for footnotes.

American Funds Portfolio Series	67

Tax-Advantaged Income Portfolio

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,025.08	$2.21	.44%	$4.02	.80%
Class A – assumed 5% return	1,000.00	1,022.61	2.21	.44	4.01	.80
Class B – actual return	1,000.00	1,021.08	5.76	1.15	7.57	1.51
Class B – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.55	1.51
Class C – actual return	1,000.00	1,021.24	5.71	1.14	7.52	1.50
Class C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.50	1.50
Class F-1 – actual return	1,000.00	1,025.15	2.06	.41	3.87	.77
Class F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.86	.77
Class F-2 – actual return	1,000.00	1,025.57	.85	.17	2.66	.53
Class F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.66	.53

68	American Funds Portfolio Series

Preservation Portfolio

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,010.61	$2.24	.45%	$3.74	.75%
Class A – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.76	.75
Class B – actual return	1,000.00	1,007.06	5.82	1.17	7.32	1.47
Class B – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.35	1.47
Class C – actual return	1,000.00	1,006.28	5.72	1.15	7.21	1.45
Class C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.25	1.45
Class F-1 – actual return	1,000.00	1,009.68	2.14	.43	3.64	.73
Class F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.66	.73
Class F-2 – actual return	1,000.00	1,011.91	.90	.18	2.39	.48
Class F-2 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.41	.48
Class 529-A – actual return	1,000.00	1,009.48	2.34	.47	3.84	.77
Class 529-A – assumed 5% return	1,000.00	1,022.46	2.36	.47	3.86	.77
Class 529-B – actual return	1,000.00	1,005.82	6.22	1.25	7.71	1.55
Class 529-B – assumed 5% return	1,000.00	1,018.60	6.26	1.25	7.75	1.55
Class 529-C – actual return	1,000.00	1,005.92	6.17	1.24	7.66	1.54
Class 529-C – assumed 5% return	1,000.00	1,018.65	6.21	1.24	7.70	1.54
Class 529-E – actual return	1,000.00	1,008.35	3.54	.71	5.03	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.27	3.56	.71	5.06	1.01
Class 529-F-1 – actual return	1,000.00	1,010.57	1.20	.24	2.69	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.71	.54
Class R-1 – actual return	1,000.00	1,006.52	5.82	1.17	7.31	1.47
Class R-1 – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.35	1.47
Class R-2 – actual return	1,000.00	1,006.42	5.67	1.14	7.16	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.20	1.44
Class R-2E – actual return	1,000.00	1,010.39	1.40	.28	2.89	.58
Class R-2E – assumed 5% return	1,000.00	1,023.41	1.40	.28	2.91	.58
Class R-3 – actual return	1,000.00	1,008.30	3.59	.72	5.08	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.22	3.61	.72	5.11	1.02
Class R-4 – actual return	1,000.00	1,009.84	1.99	.40	3.49	.70
Class R-4 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.51	.70
Class R-5 – actual return	1,000.00	1,011.06	.65	.13	2.14	.43
Class R-5 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.16	.43
Class R-6 – actual return	1,000.00	1,011.40	.35	.07	1.85	.37
Class R-6 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.86	.37

See page 70 for footnotes.

American Funds Portfolio Series	69

Tax-Exempt Preservation Portfolio

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,005.34	$2.24	.45%	$3.78	.76%
Class A – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.81	.76
Class B – actual return	1,000.00	1,001.88	5.71	1.15	7.25	1.46
Class B – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.30	1.46
Class C – actual return	1,000.00	1,002.03	5.71	1.15	7.25	1.46
Class C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.30	1.46
Class F-1 – actual return	1,000.00	1,006.40	2.09	.42	3.63	.73
Class F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.66	.73
Class F-2 – actual return	1,000.00	1,006.67	.85	.17	2.39	.48
Class F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.41	.48

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

70	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement

The American Funds Portfolio Series’ board has approved renewal of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, for the three-month, six-month, one-year and since-inception periods ended June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Global Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Index, (ii) the Lipper Global Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End World Stock Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons for the one-year and since-inception periods except the Lipper Index for the since-inception period, although the fund’s investment results were below all of the comparisons for the three- and six-month periods.

American Funds Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500 Index, (ii) the Lipper Growth Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End World Stock Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Morningstar Category for all of the periods, although they were lower than the other comparisons for all periods except the S&P 500 Index for the one-year period.

American Funds Growth and Income Portfolio seeks to provide long-term growth of capital while providing current income. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500 Index, (ii) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Aggressive Allocation Category (the Morningstar

American Funds Portfolio Series	71

category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons except the S&P 500 for all periods and the Lipper Index for the since-inception period.

American Funds Balanced Portfolio seeks to provide current income and long-term growth of capital and income. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500 Index, (ii) the Lipper Balanced Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Moderate Allocation Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Lipper Index and Morningstar Category for the one-year and since-inception periods, although they were lower than the S&P Index for those periods and for all comparisons for the three-month and six-month periods.

American Funds Income Portfolio seeks to provide current income and, secondarily, long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500 Index, (ii) the Lipper Income Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Conservative Allocation Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Lipper Index and Morningstar Category for all of the periods, although they were lower than the S&P Index for all periods.

American Funds Tax-Advantaged Income Portfolio seeks to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Municipal Bond Index, (ii) the Lipper Income Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Conservative Allocation Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons.

American Funds Preservation Portfolio seeks to provide current income, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays U.S. Government/Credit 1-7 Years ex BBB Index, (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Intermediate-Term Bond Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons except the Barclays for the since-inception period, the Lipper for the one-year, three- and six-month, and since-inception periods, and the Morningstar for the one-year, three- and six-month, and since-inception periods.

American Funds Tax-Exempt Preservation Portfolio seeks to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Municipal Short-Intermediate 1-10 Years Index, (ii) the Lipper Intermediate Municipal Debt Funds Index (the Lipper category that includes the fund)

72	American Funds Portfolio Series

and (iii) the Morningstar U.S. Open End Municipal National Intermediate Bond Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons for the since-inception period and higher than the Barclays Index for all periods, although they were lower than the Lipper Index and Morningstar Category for the one-year, three-month and six-month periods.

The board and the committee concluded that in view of the funds’ short history, each fund’s investment results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

American Funds Portfolio Series	73

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

74	American Funds Portfolio Series

This page intentionally left blank.

American Funds Portfolio Series	75

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended April 30, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Portfolio Series’ investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Portfolio Series’ internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2015